Schedule of Investments (unaudited)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31(a)	$2,692	$2,322,094
4.75%, 03/30/30	4,589	4,569,507
5.38%, 06/15/33(a)	2,204	2,223,113
Omnicom Group Inc.
2.45%, 04/30/30(a)	3,908	3,469,048
2.60%, 08/01/31(a)	5,734	4,973,127
4.20%, 06/01/30	4,274	4,160,508
5.30%, 11/01/34(a)	3,235	3,273,837
		24,991,234
Aerospace & Defense — 1.5%
BAE Systems PLC
1.90%, 02/15/31(b)	6,546	5,501,199
3.40%, 04/15/30(b)	8,094	7,571,865
5.25%, 03/26/31(b)	3,220	3,283,787
5.30%, 03/26/34(b)	9,580	9,781,834
Boeing Co. (The)
3.60%, 05/01/34(a)	6,101	5,179,219
3.63%, 02/01/31(a)	8,504	7,753,403
5.15%, 05/01/30	26,666	26,551,382
6.13%, 02/15/33	2,425	2,514,537
6.39%, 05/01/31(b)	6,080	6,404,332
6.53%, 05/01/34(b)	15,480	16,459,808
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	280	296,764
GE Capital Funding LLC, 4.55%, 05/15/32(a)	2,990	2,926,501
General Dynamics Corp.
2.25%, 06/01/31	3,043	2,654,085
3.63%, 04/01/30	6,459	6,178,565
General Electric Co., 6.75%, 03/15/32	8,027	8,976,655
HEICO Corp., 5.35%, 08/01/33	3,718	3,792,191
Howmet Aerospace Inc., 4.85%, 10/15/31	790	786,027
L3Harris Technologies Inc.
1.80%, 01/15/31	3,994	3,355,500
2.90%, 12/15/29	708	646,760
5.25%, 06/01/31(a)	4,940	5,035,009
5.35%, 06/01/34(a)	4,740	4,837,769
5.40%, 07/31/33	9,213	9,424,657
Lockheed Martin Corp.
1.85%, 06/15/30	3,357	2,914,612
3.90%, 06/15/32	4,827	4,573,089
4.75%, 02/15/34	5,610	5,571,160
4.80%, 08/15/34	2,570	2,556,202
5.25%, 01/15/33(a)	6,153	6,351,754
Northrop Grumman Corp.
4.40%, 05/01/30	4,961	4,892,211
4.70%, 03/15/33	6,465	6,389,225
4.90%, 06/01/34(a)	6,045	6,034,327
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	897	1,035,331
RTX Corp.
1.90%, 09/01/31	6,145	5,115,088
2.25%, 07/01/30(a)	6,477	5,692,323
2.38%, 03/15/32(a)	6,405	5,422,017
5.15%, 02/27/33	7,598	7,702,816
6.00%, 03/15/31	6,470	6,888,344
6.10%, 03/15/34(a)	9,793	10,535,321
		221,585,669
Security	Par (000)	Value
Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32	$10,915	$9,160,952
3.40%, 05/06/30	4,891	4,548,848
6.88%, 11/01/33(a)	3,380	3,757,661
Archer-Daniels-Midland Co.
2.90%, 03/01/32	5,089	4,505,686
3.25%, 03/27/30	5,961	5,561,758
4.50%, 08/15/33(a)	2,265	2,212,502
5.94%, 10/01/32(a)	1,350	1,459,441
BAT Capital Corp.
2.73%, 03/25/31	8,004	7,041,471
4.74%, 03/16/32	5,697	5,572,628
4.91%, 04/02/30(a)	6,156	6,145,335
5.83%, 02/20/31(a)	5,375	5,596,391
6.00%, 02/20/34	5,520	5,792,930
6.34%, 08/02/30(a)	6,583	6,998,552
6.42%, 08/02/33	7,783	8,395,096
7.75%, 10/19/32	3,652	4,225,591
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	6,619	5,843,098
4.65%, 09/17/34(a)	2,960	2,866,660
Cargill Inc.
1.70%, 02/02/31(a)(b)	3,443	2,886,802
2.13%, 04/23/30(b)	5,019	4,432,987
2.13%, 11/10/31(b)	6,703	5,647,997
4.00%, 06/22/32(a)(b)	4,115	3,924,055
4.75%, 04/24/33(a)(b)	3,449	3,433,418
5.13%, 10/11/32(b)	3,445	3,505,067
Imperial Brands Finance PLC
5.50%, 02/01/30(b)	900	916,554
5.88%, 07/01/34(a)(b)	4,850	4,922,556
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,250	3,616,299
Philip Morris International Inc.
1.75%, 11/01/30	5,085	4,295,002
2.10%, 05/01/30	4,966	4,351,162
4.75%, 11/01/31(a)	4,225	4,195,787
4.90%, 11/01/34(a)	3,835	3,785,892
5.13%, 02/15/30(a)	12,921	13,155,634
5.13%, 02/13/31(a)	8,090	8,224,657
5.25%, 02/13/34(a)	10,800	10,962,697
5.38%, 02/15/33(a)	13,853	14,172,010
5.50%, 09/07/30	4,465	4,621,763
5.63%, 09/07/33	6,165	6,421,362
5.75%, 11/17/32	9,703	10,175,810
Viterra Finance BV
3.20%, 04/21/31(b)	3,415	3,041,921
5.25%, 04/21/32(a)(b)	1,830	1,827,771
		212,201,803
Airlines — 0.0%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)(b)	645	632,048
Southwest Airlines Co., 2.63%, 02/10/30(a)	3,896	3,478,220
		4,110,268
Apparel — 0.1%
NIKE Inc., 2.85%, 03/27/30	9,378	8,643,808
Ralph Lauren Corp., 2.95%, 06/15/30(a)	5,180	4,775,902
Tapestry Inc., 3.05%, 03/15/32(a)	2,967	2,562,983
		15,982,693

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 2.7%
American Honda Finance Corp.
1.80%, 01/13/31(a)	$3,453	$2,919,366
4.60%, 04/17/30(a)	4,515	4,491,914
4.85%, 10/23/31	4,345	4,333,186
4.90%, 01/10/34(a)	4,945	4,920,108
5.05%, 07/10/31(a)	3,960	4,000,416
5.85%, 10/04/30	3,294	3,473,124
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	3,102	2,603,664
2.55%, 04/01/31(a)(b)	2,960	2,592,123
3.70%, 04/01/32(a)(b)	3,305	3,055,298
4.15%, 04/09/30(a)(b)	6,632	6,425,409
4.85%, 08/13/31(a)(b)	3,949	3,929,013
5.15%, 08/11/33(a)(b)	3,518	3,560,487
5.15%, 04/02/34(a)(b)	3,140	3,170,726
Cummins Inc.
1.50%, 09/01/30	5,858	4,963,377
5.15%, 02/20/34(a)	3,650	3,747,692
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(a)(b)	4,820	4,124,218
5.38%, 01/18/34(a)(b)	2,985	3,037,883
5.38%, 06/25/34(a)(b)	3,065	3,122,393
5.50%, 09/20/33(b)	3,628	3,725,114
Ford Holdings LLC, 9.30%, 03/01/30(a)	1,185	1,365,281
Ford Motor Co.
3.25%, 02/12/32	17,581	14,995,940
6.10%, 08/19/32(a)	11,725	11,962,501
7.45%, 07/16/31(a)	6,725	7,375,860
9.63%, 04/22/30(a)	2,620	3,068,417
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	6,410	5,660,104
4.00%, 11/13/30	9,980	9,139,288
6.05%, 03/05/31	6,135	6,258,117
6.05%, 11/05/31	2,490	2,527,095
6.13%, 03/08/34	9,185	9,261,774
7.12%, 11/07/33(a)	7,515	8,080,690
7.20%, 06/10/30(a)	5,083	5,430,423
7.35%, 03/06/30	6,885	7,383,886
General Motors Co., 5.60%, 10/15/32(a)	8,030	8,277,792
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	6,570	5,598,250
2.70%, 06/10/31	6,995	6,030,263
3.10%, 01/12/32	7,661	6,675,467
3.60%, 06/21/30	7,349	6,803,104
5.45%, 09/06/34(a)	3,685	3,684,807
5.60%, 06/18/31	5,385	5,488,700
5.75%, 02/08/31(a)	5,685	5,844,199
5.85%, 04/06/30	5,385	5,579,611
5.95%, 04/04/34(a)	8,045	8,293,082
6.10%, 01/07/34	9,350	9,735,220
6.40%, 01/09/33(a)	6,328	6,712,958
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	6,023	5,367,681
Hyundai Capital America
4.75%, 09/26/31(a)(b)	3,725	3,661,788
5.40%, 01/08/31(a)(b)	3,155	3,207,653
5.40%, 06/24/31(a)(b)	5,385	5,477,746
5.70%, 06/26/30(a)(b)	3,109	3,209,933
5.80%, 04/01/30(a)(b)	3,190	3,296,193
6.20%, 09/21/30(a)(b)	3,163	3,338,312
6.38%, 04/08/30(a)(b)	4,028	4,265,068
Security	Par (000)	Value
Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	$2,267	$1,972,603
2.63%, 03/10/30(a)(b)	3,437	3,075,096
5.00%, 01/11/34(a)(b)	4,360	4,317,492
5.05%, 08/03/33(a)(b)	5,055	5,059,884
5.13%, 08/01/34(a)(b)	3,730	3,723,883
8.50%, 01/18/31	9,458	11,223,934
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)(b)	15,545	14,069,723
PACCAR Financial Corp., 5.00%, 03/22/34(a)	2,270	2,338,827
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(a)(b)	6,647	5,522,948
6.38%, 09/12/32(a)(b)	4,248	4,402,179
Toyota Motor Corp.
2.36%, 03/25/31(a)	3,038	2,683,959
5.12%, 07/13/33(a)	2,520	2,617,777
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,721	3,120,914
1.90%, 09/12/31(a)	3,497	2,932,398
2.15%, 02/13/30	6,094	5,398,755
2.40%, 01/13/32(a)	2,468	2,118,038
3.38%, 04/01/30	6,244	5,860,435
4.55%, 05/17/30(a)	4,475	4,450,887
4.60%, 10/10/31	4,995	4,929,922
4.70%, 01/12/33(a)	3,413	3,400,400
4.80%, 01/05/34(a)	5,120	5,087,619
5.10%, 03/21/31	5,540	5,654,925
5.55%, 11/20/30	4,800	4,999,466
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	3,321	3,077,379
5.60%, 03/22/34(a)(b)	3,225	3,216,382
5.90%, 09/12/33(a)(b)	3,415	3,481,314
6.45%, 11/16/30(b)	5,270	5,531,690
		399,521,543
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(a)	5,096	4,480,341
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34(a)	3,565	3,425,030
BorgWarner Inc., 5.40%, 08/15/34(a)	2,180	2,198,045
Lear Corp.
2.60%, 01/15/32	2,695	2,274,543
3.50%, 05/30/30(a)	2,552	2,354,333
LG Energy Solution Ltd., 5.50%, 07/02/34(b)	1,040	1,041,438
Magna International Inc.
2.45%, 06/15/30(a)	5,238	4,632,816
5.50%, 03/21/33(a)	3,336	3,447,720
		23,854,266
Banks — 23.5%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)(c)	4,836	4,182,882
5.84%, 12/03/35, (1-year CMT + 1.250%)(b)(c)	3,000	3,008,971
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)(c)	5,755	5,887,859
ASB Bank Ltd.
2.38%, 10/22/31(b)	2,210	1,894,447
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(c)	2,545	2,539,294

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(c)	$8,251	$7,087,077
5.20%, 09/30/35, (1-year CMT + 1.470%)(b)(c)	7,375	7,252,536
6.74%, 12/08/32(a)(b)	7,488	8,184,000
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	6,378	6,504,955
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)(c)	4,660	5,233,284
Banco de Chile, 2.99%, 12/09/31(b)	1,480	1,273,565
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(a)(b)	2,105	1,809,020
Banco Nacional de Panama, 2.50%, 08/11/30(b)	7,625	6,147,340
Banco Santander Chile, 3.18%, 10/26/31(a)(b)	2,080	1,841,642
Banco Santander SA
2.75%, 12/03/30	9,280	8,009,693
2.96%, 03/25/31(a)	4,261	3,787,383
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	5,464	4,735,373
3.49%, 05/28/30	5,322	4,891,895
5.44%, 07/15/31	8,330	8,495,509
6.35%, 03/14/34(a)	7,405	7,709,639
6.92%, 08/08/33(a)	12,475	13,429,264
6.94%, 11/07/33	9,665	10,811,323
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(c)	5,520	4,813,643
5.50%, 09/21/33(a)(b)	4,570	4,682,280
5.65%, 07/05/34(a)(b)	4,805	4,959,010
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	17,139	14,624,123
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	16,277	13,771,681
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	24,105	20,468,893
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	12,813	10,648,033
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	21,297	18,968,513
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	20,145	17,355,884
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	18,616	16,611,073
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	28,433	24,895,947
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	26,147	22,906,893
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	15,538	14,056,060
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	25,239	24,508,915
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	28,408	28,514,394
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(c)	29,983	30,448,160
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	15,095	15,085,845
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	30,135	30,955,938
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	17,695	17,776,155
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(c)	22,615	23,849,598
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	13,095	11,454,241
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	7,002	5,911,338
5.51%, 06/04/31(a)	5,950	6,140,566
7.30%, 11/26/84, (5-year CMT + 3.010%)(c)	3,005	3,102,729
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31	2,674	2,253,194
1.80%, 07/28/31(a)	2,756	2,335,670
2.50%, 01/26/32(a)	2,659	2,303,614
Security	Par (000)	Value
Banks (continued)
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	$4,575	$4,394,554
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	4,548	4,479,546
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	6,166	6,168,045
4.98%, 03/14/30, (1-day SOFR +1.085%)(c)	370	374,135
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	6,705	6,789,859
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	6,440	6,542,455
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	4,490	4,579,672
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)(c)	2,920	2,991,707
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	9,237	9,779,286
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	7,079	7,809,695
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,255	1,097,699
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,455	2,924,362
2.45%, 02/02/32(a)	4,876	4,161,172
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	7,560	7,078,115
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(c)	3,390	3,337,652
4.85%, 02/01/30	3,507	3,525,601
5.65%, 02/01/34(a)	6,665	6,959,826
BankUnited Inc., 5.13%, 06/11/30(a)	1,363	1,329,008
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	5,017	4,415,032
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)(c)	5,568	4,809,597
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	7,043	6,051,404
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	5,278	4,712,625
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)(c)	12,735	12,563,674
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	6,282	6,425,756
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	13,498	14,223,746
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	10,340	11,240,746
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(c)	9,790	10,642,140
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	12,309	13,889,077
BNP Paribas SA
2.59%, 08/12/35, (5-year CMT + 2.050%)(a)(b)(c)	8,240	7,009,747
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(b)(c)	12,912	11,186,193
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(c)	8,220	7,441,138
3.13%, 01/20/33, (1-day SOFR + 1.561%)(b)(c)	7,133	6,220,939
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(c)	12,235	12,495,284
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(c)	16,060	16,783,806
5.91%, 11/19/35, (1-day SOFR + 1.920%)(b)(c)	6,040	6,028,210
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(c)	7,197	5,994,196
3.12%, 10/19/32, (1-day SOFR + 1.730%)(a)(b)(c)	5,326	4,497,139
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(c)	2,545	2,184,321
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(c)	6,068	6,122,939

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)(c)	$8,450	$8,600,448
6.51%, 01/18/35, (1-year CMT + 2.791%)(b)(c)	6,685	6,881,523
7.00%, 10/19/34, (1-day SOFR + 2.590%)(b)(c)	9,268	10,104,733
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(b)(c)	5,895	6,070,118
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)(c)	4,525	4,896,477
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	5,428	4,995,564
6.09%, 10/03/33	7,005	7,499,581
6.95%, 01/28/85, (5-year CMT + 2.833%)(c)	355	355,311
Citibank NA, 5.57%, 04/30/34(a)	12,980	13,512,637
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	11,713	9,974,569
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	18,532	16,016,496
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	21,640	19,126,427
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	14,209	12,710,378
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	20,730	18,205,684
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	19,940	18,322,611
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	24,074	23,453,984
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	15,888	15,693,175
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	1,335	1,307,124
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	15,885	16,242,715
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)(c)	15,639	15,955,483
5.88%, 02/22/33(a)	3,761	3,936,618
6.00%, 10/31/33(a)	4,465	4,705,399
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)(c)	19,853	20,782,001
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	17,170	18,448,718
6.63%, 06/15/32	6,914	7,542,726
Citizens Financial Group Inc.
2.50%, 02/06/30(a)	1,377	1,213,154
2.64%, 09/30/32	3,085	2,539,852
3.25%, 04/30/30	4,041	3,705,868
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(c)	2,140	2,107,023
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	7,335	7,484,132
6.65%, 04/25/35, (1-day SOFR +2.325%)(c)	4,795	5,193,426
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	2,258	2,188,232
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,123	3,488,624
2.69%, 03/11/31(a)(b)	8,395	7,297,909
3.78%, 03/14/32(a)(b)	6,985	6,396,630
5.84%, 03/13/34(a)(b)	7,590	7,872,816
Cooperatieve Rabobank UA, 3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(c)	5,858	5,382,233
Credit Agricole SA
3.25%, 01/14/30(b)	1,264	1,153,896
5.37%, 03/11/34(a)(b)	6,200	6,351,067
5.51%, 07/05/33(a)(b)	4,980	5,157,301
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(c)	10,010	10,301,623
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	5,335	4,620,087
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	8,770	7,995,284
Security	Par (000)	Value
Banks (continued)
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	$7,280	$6,431,612
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	7,045	6,074,923
5.40%, 09/11/35, (1-day SOFR + 2.050%)(c)	7,725	7,530,878
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)(c)	2,465	2,485,428
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)(c)	8,990	9,449,662
Discover Bank, 2.70%, 02/06/30	2,038	1,818,575
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(c)	3,243	3,079,951
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(c)	5,320	5,470,433
First Horizon Bank, 5.75%, 05/01/30	1,794	1,800,416
Goldman Sachs Capital I, 6.35%, 02/15/34	2,595	2,749,120
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	18,064	15,182,299
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	25,859	22,062,414
2.60%, 02/07/30	13,226	11,876,611
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	25,119	21,827,747
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	20,355	17,487,013
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	25,668	22,632,978
3.80%, 03/15/30	16,884	16,065,398
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	14,820	14,646,428
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	19,060	19,247,371
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	18,905	19,815,183
6.13%, 02/15/33(a)	6,004	6,562,264
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	8,765	9,649,688
HBOS PLC, 6.00%, 11/01/33(a)(b)	605	607,587
HSBC Bank USA NA/New York, 5.88%, 11/01/34	5	5,267
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)(c)	10,156	8,757,574
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	19,160	16,543,920
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)(c)	10,735	9,564,849
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)(c)	11,322	9,784,757
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	12,988	12,425,024
4.95%, 03/31/30(a)	15,963	16,024,165
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	15,577	15,715,770
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	8,065	8,304,214
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	11,070	11,384,332
5.87%, 11/18/35, (1-day SOFR + 1.900%)(c)	6,910	6,949,279
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	13,976	14,851,724
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)(c)	12,350	13,043,742
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	12,220	13,596,842
7.63%, 05/17/32(a)	2,185	2,483,188
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	12,397	14,303,915
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(c)	2,781	2,273,503
2.55%, 02/04/30	2,493	2,216,852
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)(c)	2,048	2,020,455
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(c)	1,175	1,188,445

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	$6,850	$7,001,592
6.14%, 11/18/39, (5-year CMT + 1.700%)(c)	3,635	3,726,286
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	3,957	3,466,126
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	6,060	5,732,719
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)(c)	8,770	8,924,873
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	7,690	8,139,885
Intesa Sanpaolo SpA
6.63%, 06/20/33(b)	7,360	7,843,652
7.20%, 11/28/33(b)	9,145	10,120,721
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(c)	7,323	8,371,271
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	9,426	7,932,858
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	19,214	16,173,542
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	16,704	14,866,424
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	19,083	16,397,380
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)(c)	22,497	19,597,325
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)(c)	18,943	17,124,548
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	21,961	19,316,035
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	17,907	17,632,373
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	16,071	15,689,299
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	27,657	27,632,225
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)(c)	17,855	17,709,153
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	19,620	19,857,727
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	18,756	19,102,197
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)(c)	27,225	27,852,215
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	21,591	22,375,469
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	18,520	19,388,547
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)(c)	18,250	19,728,887
8.75%, 09/01/30	3,165	3,773,008
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(b)(c)	6,300	6,683,529
KeyBank NA, 5.00%, 01/26/33	6,148	6,000,028
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	4,180	4,047,199
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	4,618	4,450,062
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	5,330	5,684,776
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	5,835	5,749,369
Kookmin Bank, 2.50%, 11/04/30(a)(b)	1,025	887,045
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	7,090	6,981,287
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	5,635	5,714,875
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	12,355	12,619,907
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)(c)	6,245	7,125,020
Security	Par (000)	Value
Banks (continued)
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	$6,078	$5,907,083
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	2,620	2,720,475
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)(c)	4,978	4,332,539
3.62%, 06/03/30(a)(b)	3,558	3,280,012
6.80%, 01/18/33(a)(b)	5,838	6,360,075
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(c)	5,355	4,631,473
2.87%, 01/14/33, (1-day SOFR + 1.532%)(b)(c)	7,343	6,345,089
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)(c)	3,360	3,228,645
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(c)	5,345	5,442,440
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)(c)	4,400	4,620,113
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(c)	6,460	6,928,189
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30(a)	7,839	6,787,296
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	10,140	8,653,266
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	5,007	4,303,572
2.56%, 02/25/30(a)	6,349	5,704,692
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	6,175	5,397,210
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	4,035	3,883,524
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	9,413	9,538,090
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	5,886	6,077,181
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	10,780	11,080,823
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	7,428	7,700,618
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	4,195	4,337,905
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)(c)	2,750	2,840,079
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	4,805	4,094,434
2.17%, 05/22/32, (1-year CMT + 0.870%)(c)	3,581	3,029,313
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	6,159	5,334,413
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)(c)	3,750	3,173,965
2.56%, 09/13/31(a)	5,678	4,854,399
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)(c)	2,858	2,539,391
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	4,680	4,843,080
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)(c)	4,340	4,478,006
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	4,358	4,527,649
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	4,035	4,213,391
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5,338	5,576,405
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,375	6,661,540
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)(c)	18,206	15,152,820
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	17,065	14,201,396

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	$22,818	$19,271,641
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	18,970	15,686,000
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)(c)	16,552	14,153,770
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	20,757	18,698,969
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	16,707	14,635,038
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	16,804	15,809,560
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	12,921	12,790,618
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)(c)	19,658	19,849,533
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(c)	12,390	12,237,230
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	17,510	17,764,902
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	15,580	15,865,134
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	17,940	18,322,660
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	16,840	17,659,762
5.94%, 02/07/39, (5-year CMT + 1.800%)(c)	9,385	9,608,066
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	12,440	12,723,287
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)(c)	18,850	20,414,568
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	12,615	13,931,631
7.25%, 04/01/32	7,234	8,324,391
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	8,375	7,201,677
2.99%, 05/21/31(a)(b)	6,570	5,785,818
3.35%, 01/12/37, (5-year CMT + 1.7000%)(a)(b)(c)	6,405	5,632,854
4.95%, 01/10/34(a)(b)	4,905	4,948,052
5.18%, 06/11/34(a)(b)	6,215	6,381,786
6.43%, 01/12/33(b)	7,383	7,916,778
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	4,152	3,635,134
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	9,210	9,471,842
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	6,123	6,433,154
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	8,520	7,012,597
5.07%, 09/14/32(b)	1,930	1,924,902
Northern Trust Corp.
1.95%, 05/01/30	5,655	4,930,488
6.13%, 11/02/32(a)	5,658	6,135,126
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	5,835	5,004,461
2.55%, 01/22/30	11,264	10,144,207
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	5,048	4,854,063
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	6,800	6,734,409
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	9,363	9,322,599
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)(c)	8,165	8,308,259
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,415	9,756,463
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	4,751	5,016,260
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	9,173	9,703,267
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)(c)	13,830	15,450,868
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	3,985	4,000,540
Royal Bank of Canada
2.30%, 11/03/31	9,132	7,807,042
Security	Par (000)	Value
Banks (continued)
3.88%, 05/04/32	$5,898	$5,538,569
5.00%, 02/01/33	10,511	10,565,106
5.00%, 05/02/33	5,568	5,595,515
5.15%, 02/01/34	8,657	8,731,859
6.35%, 11/24/84, (5-year CMT + 2.257%)(c)	3,200	3,109,342
Santander Holdings USA Inc.
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	4,010	4,136,783
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	3,256	3,612,772
Santander U.K. Group Holdings PLC, 2.90%, 03/15/32, (1-day SOFR + 1.475%)(c)	2,665	2,337,206
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(b)	1,860	1,768,506
5.75%, 04/15/34(a)(b)	2,590	2,669,147
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.300%)(b)(c)	6,954	5,933,988
3.00%, 01/22/30(a)(b)	4,991	4,493,092
3.34%, 01/21/33, (1-year CMT + 1.600%)(b)(c)	5,496	4,765,996
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(c)	1,850	1,614,759
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)(c)	8,810	8,986,087
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(c)	7,353	7,462,955
6.69%, 01/10/34, (1-year CMT + 2.950%)(a)(b)(c)	9,375	9,901,559
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,815	2,062,424
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(c)	7,860	6,700,752
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(c)	6,470	5,693,021
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(c)	4,085	3,632,587
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)(c)	11,253	10,994,029
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(c)	8,720	8,987,910
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(c)	9,450	9,909,030
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(c)	5,853	6,191,321
State Street Corp.
2.20%, 03/03/31	4,639	4,008,986
2.40%, 01/24/30(a)	854	769,663
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	3,293	2,841,826
3.15%, 03/30/31, (1-day SOFR + 2.650%)(c)	2,562	2,370,256
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	4,361	4,145,564
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	2,845	2,771,780
4.68%, 10/22/32, (1-day SOFR +1.050%)(a)(c)	5,945	5,886,795
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	4,789	4,754,346
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(c)	5,950	6,054,416
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	3,580	3,818,598
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	2,935	2,444,180
2.13%, 07/08/30	8,931	7,732,023
2.14%, 09/23/30	4,671	3,999,346

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.22%, 09/17/31	$5,780	$4,886,938
2.75%, 01/15/30(a)	6,237	5,638,534
5.42%, 07/09/31	4,920	5,056,243
5.56%, 07/09/34(a)	8,095	8,405,336
5.71%, 01/13/30	5,817	6,055,755
5.77%, 01/13/33	11,115	11,697,795
5.78%, 07/13/33	5,105	5,389,346
5.81%, 09/14/33(a)	8,115	8,607,101
5.85%, 07/13/30(a)	3,680	3,857,704
Sumitomo Mitsui Trust Bank Ltd.
4.85%, 09/10/34(a)(b)	3,750	3,714,053
5.35%, 03/07/34(a)(b)	3,645	3,740,609
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	6,471	5,474,000
2.45%, 01/12/32	4,892	4,181,577
3.20%, 03/10/32	10,163	9,099,898
4.46%, 06/08/32	12,973	12,601,004
Truist Bank, 2.25%, 03/11/30	7,081	6,147,189
Truist Financial Corp.
1.95%, 06/05/30(a)	4,006	3,456,857
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	6,215	6,000,040
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	9,050	8,965,823
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	7,045	7,076,782
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	12,145	12,529,759
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,553	10,995,803
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	4,645	4,915,753
U.S. Bancorp
1.38%, 07/22/30(a)	7,898	6,609,325
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	7,555	6,260,802
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	4,936	4,251,881
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	12,547	12,275,166
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	8,035	7,868,724
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)(c)	12,512	12,959,101
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	10,911	11,390,560
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	9,848	10,288,514
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)(c)	12,654	10,632,924
2.75%, 02/11/33, (1-year CMT + 1.100%)(a)(b)(c)	10,295	8,778,928
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(c)	20,726	18,391,091
4.19%, 04/01/31, (1-day SOFR + 3.730%)(a)(b)(c)	17,535	16,828,462
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)(c)	9,803	9,720,196
5.70%, 02/08/35, (1-year CMT + 1.770%)(a)(b)(c)	14,035	14,485,379
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(c)	14,195	14,814,146
6.30%, 09/22/34, (1-year CMT + 2.000%)(a)(b)(c)	11,190	12,004,476
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)(c)	18,610	20,138,606
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(c)	12,708	15,671,527
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.550%)(a)(b)(c)	5,256	4,630,610
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	$17,694	$15,801,575
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	26,953	24,158,493
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	14,962	14,676,582
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)(c)	28,073	27,753,693
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	14,700	14,764,483
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	25,060	25,383,625
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	20,470	20,978,683
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	27,646	28,352,521
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)(c)	21,590	23,547,015
Westpac Banking Corp.
2.15%, 06/03/31	5,591	4,834,323
2.65%, 01/16/30	1,603	1,464,248
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	8,890	7,673,789
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	6,948	5,994,283
5.41%, 08/10/33, (1-year CMT + 2.680%)(c)	5,893	5,935,979
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	5,610	5,673,729
6.82%, 11/17/33	4,720	5,237,294
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.830%)(a)(c)	1,540	1,585,602
		3,501,922,651
Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	10,768	10,243,900
4.90%, 01/23/31(a)	5,078	5,162,747
5.00%, 06/15/34(a)	5,420	5,518,740
6.63%, 08/15/33	1,505	1,688,675
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,433	4,457,957
Becle SAB de CV, 2.50%, 10/14/31(a)(b)	5,030	4,099,211
Brown-Forman Corp., 4.75%, 04/15/33	4,335	4,332,287
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	1,910	1,635,313
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	8,299	6,908,675
1.65%, 06/01/30	10,272	8,869,524
2.00%, 03/05/31(a)	4,607	3,995,621
2.25%, 01/05/32	12,461	10,792,827
3.45%, 03/25/30(a)	7,503	7,185,066
4.65%, 08/14/34	3,125	3,116,450
5.00%, 05/13/34(a)	6,410	6,562,786
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	3,400	3,496,695
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(a)	3,270	2,614,289
2.75%, 01/22/30	6,464	5,883,729
Constellation Brands Inc.
2.25%, 08/01/31	6,880	5,828,317
2.88%, 05/01/30	4,077	3,690,148
4.75%, 05/09/32(a)	4,698	4,636,976
4.90%, 05/01/33(a)	5,253	5,189,049
Diageo Capital PLC
2.00%, 04/29/30(a)	6,626	5,799,569
2.13%, 04/29/32	5,220	4,352,020
5.50%, 01/24/33(a)	4,870	5,053,792
5.63%, 10/05/33	5,595	5,869,064
JDE Peet's NV, 2.25%, 09/24/31(a)(b)	3,392	2,802,587

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	$3,312	$2,851,855
3.20%, 05/01/30(a)	5,086	4,704,946
4.05%, 04/15/32(a)	5,575	5,325,086
5.30%, 03/15/34	4,475	4,573,560
Series 10, 5.20%, 03/15/31	3,470	3,540,904
PepsiCo Inc.
1.40%, 02/25/31(a)	4,969	4,130,039
1.63%, 05/01/30	6,511	5,615,705
1.95%, 10/21/31	8,032	6,798,556
2.75%, 03/19/30	9,141	8,383,785
3.90%, 07/18/32	7,895	7,541,260
4.45%, 02/15/33(a)	6,228	6,303,394
4.80%, 07/17/34(a)	4,250	4,276,742
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	3,070	3,045,042
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(a)(b)	6,069	4,965,561
		211,842,449
Biotechnology — 0.9%
Amgen Inc.
2.00%, 01/15/32	6,381	5,276,987
2.30%, 02/25/31	8,253	7,147,015
2.45%, 02/21/30	7,694	6,882,652
3.35%, 02/22/32	6,350	5,759,936
4.20%, 03/01/33	4,874	4,603,867
5.25%, 03/02/30	16,575	16,946,106
5.25%, 03/02/33	25,710	26,127,601
Biogen Inc., 2.25%, 05/01/30(a)	9,797	8,555,894
Bio-Rad Laboratories Inc., 3.70%, 03/15/32(a)	5,180	4,718,232
CSL Finance PLC
4.25%, 04/27/32(b)	6,550	6,309,868
5.11%, 04/03/34(a)(b)	3,375	3,405,904
Gilead Sciences Inc.
1.65%, 10/01/30	6,655	5,627,168
5.25%, 10/15/33	6,436	6,602,438
Illumina Inc., 2.55%, 03/23/31(a)	3,514	3,031,333
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	8,482	7,133,195
Royalty Pharma PLC
2.15%, 09/02/31(a)	4,395	3,673,559
2.20%, 09/02/30	6,617	5,677,124
5.40%, 09/02/34(a)	3,650	3,632,313
		131,111,192
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31(a)	5,219	4,614,164
2.72%, 02/15/30	12,187	11,021,698
5.90%, 03/15/34	6,119	6,475,842
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	4,070	3,621,327
5.20%, 09/17/30(b)	140	136,854
CRH America Finance Inc., 5.40%, 05/21/34(a)	5,235	5,365,466
Eagle Materials Inc., 2.50%, 07/01/31	4,513	3,927,578
Fortune Brands Innovations Inc.
4.00%, 03/25/32	2,760	2,582,453
5.88%, 06/01/33(a)	3,901	4,078,209
GCC SAB de CV, 3.61%, 04/20/32(b)	530	457,598
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	$8,149	$6,905,658
2.00%, 09/16/31(a)	2,902	2,447,859
4.90%, 12/01/32(a)	2,760	2,774,754
Martin Marietta Materials Inc.
2.40%, 07/15/31	5,642	4,857,503
5.15%, 12/01/34	1,635	1,638,332
Series CB, 2.50%, 03/15/30(a)	3,387	3,034,822
Masco Corp.
2.00%, 10/01/30(a)	1,761	1,501,452
2.00%, 02/15/31(a)	3,619	3,074,417
Mohawk Industries Inc., 3.63%, 05/15/30(a)	2,307	2,162,366
Owens Corning
3.50%, 02/15/30	260	243,773
3.88%, 06/01/30(a)	2,215	2,113,190
5.70%, 06/15/34(a)	5,635	5,863,265
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	30	29,897
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,735	3,782,006
5.25%, 03/03/33(a)	4,370	4,480,719
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	2,360	2,070,686
Vulcan Materials Co.
3.50%, 06/01/30(a)	5,019	4,706,339
5.35%, 12/01/34(a)	3,925	4,011,601
		97,979,828
Chemicals — 1.3%
Air Products and Chemicals Inc.
2.05%, 05/15/30	6,497	5,710,615
4.75%, 02/08/31(a)	4,275	4,308,790
4.80%, 03/03/33(a)	3,996	4,020,510
4.85%, 02/08/34(a)	7,006	7,019,579
Albemarle Corp., 5.05%, 06/01/32(a)	4,315	4,208,238
Alpek SAB de CV, 3.25%, 02/25/31(a)(b)	4,235	3,648,625
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	1,335	1,271,499
Cabot Corp., 5.00%, 06/30/32(a)	2,825	2,817,382
Celanese U.S. Holdings LLC
6.38%, 07/15/32(a)	6,220	6,482,102
6.80%, 11/15/30	6,585	6,934,525
6.95%, 11/15/33(a)	6,245	6,679,626
CF Industries Inc., 5.15%, 03/15/34	3,300	3,262,584
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	5,626	4,836,603
4.25%, 10/01/34(a)	665	621,139
5.15%, 02/15/34(a)	4,110	4,125,646
6.30%, 03/15/33(a)	3,933	4,266,131
Eastman Chemical Co.
5.63%, 02/20/34	4,908	5,011,573
5.75%, 03/08/33	3,368	3,491,418
Ecolab Inc.
1.30%, 01/30/31(a)	4,253	3,486,838
2.13%, 02/01/32(a)	4,365	3,688,344
4.80%, 03/24/30(a)	4,895	4,937,674
EIDP Inc.
2.30%, 07/15/30(a)	4,202	3,714,724
4.80%, 05/15/33(a)	2,725	2,705,400
FMC Corp., 5.65%, 05/18/33(a)	3,337	3,383,800
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)(b)	4,410	3,835,260
4.40%, 03/30/32(a)(b)	835	781,707

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Huntsman International LLC
2.95%, 06/15/31	$3,019	$2,569,420
5.70%, 10/15/34(a)	2,010	1,961,726
International Flavors & Fragrances Inc., 2.30%, 11/01/30(b)	9,081	7,788,373
LG Chem Ltd., 2.38%, 07/07/31(a)(b)	3,530	3,008,726
Linde Inc./CT, 1.10%, 08/10/30(a)	5,513	4,616,312
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	500	565,862
LYB International Finance III LLC
2.25%, 10/01/30(a)	4,194	3,632,356
5.50%, 03/01/34	4,726	4,780,227
5.63%, 05/15/33(a)	4,646	4,804,635
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,410	3,517,388
Mosaic Co. (The), 5.45%, 11/15/33(a)	260	263,593
NewMarket Corp., 2.70%, 03/18/31	2,978	2,575,588
Nutrien Ltd.
2.95%, 05/13/30(a)	4,201	3,830,372
5.40%, 06/21/34(a)	3,750	3,820,264
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(a)(b)	3,760	3,128,012
PPG Industries Inc., 2.55%, 06/15/30	2,404	2,147,956
RPM International Inc., 2.95%, 01/15/32	2,351	2,077,424
Sherwin-Williams Co. (The)
2.20%, 03/15/32(a)	3,593	3,028,510
2.30%, 05/15/30	4,042	3,570,898
4.80%, 09/01/31	1,885	1,877,937
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(b)	3,575	3,448,838
6.50%, 11/07/33(a)(b)	3,630	3,784,239
Solvay Finance America LLC, 5.85%, 06/04/34(a)(b)	3,015	3,131,914
Westlake Corp., 3.38%, 06/15/30(a)	3,163	2,928,597
Yara International ASA
3.15%, 06/04/30(b)	5,297	4,783,400
7.38%, 11/14/32(a)(b)	3,885	4,335,042
		191,227,941
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,597,551
3.83%, 02/02/32(b)	200	157,480
Ashtead Capital Inc.
2.45%, 08/12/31(b)	4,740	4,005,100
5.50%, 08/11/32(a)(b)	4,624	4,644,498
5.55%, 05/30/33(b)	4,690	4,723,030
5.80%, 04/15/34(b)	5,425	5,558,863
5.95%, 10/15/33(b)	4,820	4,984,624
Automatic Data Processing Inc.
1.25%, 09/01/30	6,778	5,684,757
4.45%, 09/09/34	3,900	3,791,303
Block Financial LLC, 3.88%, 08/15/30	4,175	3,892,556
Cintas Corp. No. 2, 4.00%, 05/01/32	4,750	4,534,311
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,531	7,515,700
Cornell University, 4.84%, 06/15/34(a)	2,970	2,999,749
DP World Crescent Ltd., 3.75%, 01/30/30(a)(b)	3,965	3,740,333
Emory University, Series 2020, 2.14%, 09/01/30(a)	1,512	1,333,539
Equifax Inc.
2.35%, 09/15/31	6,680	5,674,533
3.10%, 05/15/30	3,960	3,633,380
Security	Par (000)	Value
Commercial Services (continued)
ERAC USA Finance LLC
4.90%, 05/01/33(b)	$6,668	$6,638,902
5.20%, 10/30/34(a)(b)	1,740	1,764,893
6.70%, 06/01/34(a)(b)	230	259,498
Experian Finance PLC, 2.75%, 03/08/30(b)	4,681	4,250,954
Global Payments Inc.
2.90%, 05/15/30	6,444	5,800,749
2.90%, 11/15/31(a)	5,176	4,518,426
5.40%, 08/15/32(a)	4,628	4,700,406
GXO Logistics Inc.
2.65%, 07/15/31(a)	3,314	2,870,611
6.50%, 05/06/34	3,615	3,812,863
Johns Hopkins University, 4.71%, 07/01/32(a)	1,510	1,504,034
Moody's Corp.
2.00%, 08/19/31(a)	4,121	3,479,646
4.25%, 08/08/32(a)	3,405	3,292,389
5.00%, 08/05/34(a)	3,195	3,210,616
PayPal Holdings Inc.
2.30%, 06/01/30	7,113	6,314,097
4.40%, 06/01/32	6,413	6,273,736
5.15%, 06/01/34	5,105	5,200,819
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	150	143,626
Quanta Services Inc.
2.35%, 01/15/32(a)	2,719	2,296,526
2.90%, 10/01/30(a)	5,986	5,425,053
5.25%, 08/09/34	3,995	3,997,054
RELX Capital Inc.
3.00%, 05/22/30(a)	5,126	4,716,061
4.75%, 05/20/32	3,208	3,193,318
S&P Global Inc.
1.25%, 08/15/30(a)	4,210	3,519,654
2.50%, 12/01/29(a)	943	856,259
2.90%, 03/01/32(a)	9,220	8,188,669
5.25%, 09/15/33(a)	4,535	4,686,071
Sodexo Inc., 2.72%, 04/16/31(a)(b)	5,058	4,392,720
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(a)(b)	6,076	5,228,063
Triton Container International Ltd., 3.15%, 06/15/31(a)(b)	4,407	3,803,374
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(a)	3,350	2,882,340
United Rentals North America Inc., 6.00%, 12/15/29(a)(b)	9,430	9,598,731
Verisk Analytics Inc.
5.25%, 06/05/34	2,900	2,930,372
5.75%, 04/01/33	3,090	3,258,283
Yale University, Series 2020, 1.48%, 04/15/30(a)	2,211	1,903,257
		203,383,377
Computers — 1.4%
Accenture Capital Inc.
4.25%, 10/04/31	4,975	4,866,092
4.50%, 10/04/34	6,725	6,538,781
Amdocs Ltd., 2.54%, 06/15/30(a)	4,288	3,783,279
Apple Inc.
1.25%, 08/20/30(a)	8,251	6,991,193
1.65%, 05/11/30	11,282	9,814,252
1.65%, 02/08/31	17,102	14,604,865
1.70%, 08/05/31(a)	6,221	5,267,777

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.35%, 08/08/32(a)	$9,140	$8,554,777
4.15%, 05/10/30(a)	3,403	3,405,688
4.30%, 05/10/33(a)	6,463	6,462,099
Booz Allen Hamilton Inc., 5.95%, 08/04/33(a)	3,953	4,108,179
CGI Inc., 2.30%, 09/14/31	2,777	2,342,869
Dell International LLC/EMC Corp.
4.35%, 02/01/30	2,325	2,268,984
4.85%, 02/01/35(a)	4,650	4,521,541
5.40%, 04/15/34(a)	6,400	6,533,145
5.75%, 02/01/33(a)	6,318	6,640,385
6.20%, 07/15/30(a)	5,166	5,487,982
Fortinet Inc., 2.20%, 03/15/31(a)	3,520	3,049,268
Gartner Inc., 3.75%, 10/01/30(b)	3,720	3,441,239
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	4,485	4,442,695
5.00%, 10/15/34	10,315	10,177,800
HP Inc.
2.65%, 06/17/31	6,460	5,633,761
3.40%, 06/17/30(a)	3,030	2,811,957
4.20%, 04/15/32(a)	4,565	4,347,488
5.50%, 01/15/33(a)	7,098	7,277,857
IBM International Capital Pte Ltd.
4.75%, 02/05/31(a)	3,580	3,591,706
4.90%, 02/05/34(a)	5,795	5,760,894
International Business Machines Corp.
1.95%, 05/15/30	8,551	7,411,680
2.72%, 02/09/32(a)	2,955	2,597,898
4.40%, 07/27/32(a)	4,868	4,759,731
4.75%, 02/06/33(a)	4,725	4,732,148
5.88%, 11/29/32	3,635	3,890,737
Kyndryl Holdings Inc.
3.15%, 10/15/31(a)	4,296	3,776,620
6.35%, 02/20/34(a)	3,310	3,510,030
Leidos Inc.
2.30%, 02/15/31	4,440	3,804,969
4.38%, 05/15/30	3,467	3,339,299
5.75%, 03/15/33	4,160	4,287,161
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	5,810	5,279,993
6.54%, 07/27/32(a)(b)	4,435	4,763,353
NetApp Inc., 2.70%, 06/22/30	4,733	4,235,253
Teledyne FLIR LLC, 2.50%, 08/01/30	3,909	3,454,398
Western Digital Corp., 3.10%, 02/01/32(a)	1,770	1,496,069
		214,065,892
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	3,503	3,204,049
4.60%, 03/01/33(a)	3,398	3,415,630
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	4,423	3,723,582
2.38%, 12/01/29(a)	37	33,198
2.60%, 04/15/30(a)	4,667	4,194,566
4.65%, 05/15/33(a)	4,855	4,718,403
5.00%, 02/14/34(a)	4,380	4,385,529
Haleon U.S. Capital LLC, 3.63%, 03/24/32	12,330	11,384,616
Kenvue Inc.
4.90%, 03/22/33(a)	8,042	8,094,091
5.00%, 03/22/30	6,368	6,509,567
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	7,953	6,647,664
1.95%, 04/23/31(a)	6,103	5,322,896
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.30%, 02/01/32(a)	$5,655	$4,979,755
3.00%, 03/25/30	9,281	8,662,734
4.05%, 01/26/33(a)	5,390	5,259,676
4.55%, 01/29/34(a)	4,890	4,892,764
4.55%, 10/24/34(a)	3,025	3,033,607
5.50%, 02/01/34(a)	995	1,056,184
5.80%, 08/15/34	625	680,303
Unilever Capital Corp.
1.38%, 09/14/30(a)	3,465	2,913,016
1.75%, 08/12/31(a)	5,282	4,435,703
4.63%, 08/12/34	4,000	3,950,144
5.00%, 12/08/33(a)	4,975	5,080,332
5.90%, 11/15/32(a)	6,635	7,194,240
		113,772,249
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	4,188	3,840,082
4.65%, 04/20/32(b)	4,260	4,129,911
LKQ Corp., 6.25%, 06/15/33	3,335	3,499,336
Mitsubishi Corp., 5.13%, 07/17/34(b)	3,150	3,207,091
WW Grainger Inc., 4.45%, 09/15/34	2,965	2,900,691
		17,577,111
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32(a)	24,775	21,983,732
3.40%, 10/29/33(a)	10,179	8,849,707
4.95%, 09/10/34(a)	7,585	7,379,170
5.30%, 01/19/34(a)	4,765	4,780,140
6.15%, 09/30/30	5,514	5,823,671
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	210	217,755
Affiliated Managers Group Inc.
3.30%, 06/15/30(a)	3,732	3,433,517
5.50%, 08/20/34	1,735	1,742,735
Air Lease Corp.
2.88%, 01/15/32(a)	5,105	4,445,279
3.13%, 12/01/30	4,358	3,934,501
5.20%, 07/15/31(a)	3,440	3,467,745
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(b)	1,140	1,170,779
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)(c)	2,455	2,487,666
8.00%, 11/01/31	14,416	16,199,408
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(c)	7,683	7,461,853
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	4,675	4,661,999
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	7,620	7,668,807
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	10,560	10,708,152
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	3,133	3,224,924
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	3,035	3,178,275
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)(c)	6,100	6,614,554
Ameriprise Financial Inc.
4.50%, 05/13/32(a)	3,975	3,905,478
5.15%, 05/15/33	4,979	5,077,508
Apollo Global Management Inc., 6.38%, 11/15/33	3,325	3,676,212
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	3,395	3,111,329

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Aviation Capital Group LLC, 6.38%, 07/15/30(a)(b)	$2,806	$2,971,105
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	3,655	3,004,133
2.00%, 01/30/32(b)	6,085	5,023,674
2.50%, 01/10/30(a)(b)	1,616	1,457,681
2.55%, 03/30/32(a)(b)	2,225	1,904,056
6.20%, 04/22/33(a)(b)	6,133	6,618,600
Blue Owl Finance LLC
3.13%, 06/10/31	4,714	4,139,549
4.38%, 02/15/32(a)	3,125	2,904,123
6.25%, 04/18/34	4,695	4,927,537
BOC Aviation Ltd., 2.63%, 09/17/30(a)(b)	5,005	4,476,514
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	1,605	1,590,103
4.88%, 05/03/33(a)(b)	4,255	4,272,429
5.25%, 01/14/30(a)(b)	1,450	1,481,726
Brookfield Capital Finance LLC, 6.09%, 06/14/33	3,551	3,758,462
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	5,740	4,842,934
Brookfield Finance Inc.
2.72%, 04/15/31(a)	4,908	4,321,802
4.35%, 04/15/30	5,773	5,636,363
6.35%, 01/05/34	4,380	4,723,379
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	5,861	4,809,870
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	2,979	2,517,948
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(c)	6,450	6,448,311
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)(c)	8,005	8,232,131
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)(c)	6,275	6,465,742
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	6,235	6,504,822
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)(c)	10,710	11,373,608
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	10,178	11,379,211
Cboe Global Markets Inc.
1.63%, 12/15/30	4,169	3,491,063
3.00%, 03/16/32	2,715	2,410,718
Charles Schwab Corp. (The)
1.65%, 03/11/31	4,950	4,124,156
1.95%, 12/01/31(a)	5,708	4,726,166
2.30%, 05/13/31(a)	5,000	4,330,270
2.90%, 03/03/32(a)	6,500	5,733,164
4.63%, 03/22/30(a)	3,626	3,664,211
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	8,029	8,440,380
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(c)	8,429	9,031,943
CI Financial Corp., 3.20%, 12/17/30(a)	5,918	5,177,975
CME Group Inc., 2.65%, 03/15/32	5,910	5,190,238
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	5,170	5,856,377
Discover Financial Services
6.70%, 11/29/32	4,550	4,953,787
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	6,053	7,052,064
FMR LLC, 4.95%, 02/01/33(a)(b)	1,695	1,691,194
Franklin Resources Inc., 1.60%, 10/30/30(a)	5,929	4,965,729
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	2,120	2,082,087
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Financial Group Inc.
2.63%, 10/15/31	$7,094	$6,070,730
2.75%, 10/15/32	3,605	3,029,657
4.15%, 01/23/30(a)	2,821	2,717,695
6.20%, 04/14/34(a)	9,330	9,826,556
Lazard Group LLC, 6.00%, 03/15/31	3,420	3,565,987
LPL Holdings Inc.
4.38%, 05/15/31(b)	2,987	2,803,693
6.00%, 05/20/34	3,255	3,368,632
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	5,125	5,230,950
LSEGA Financing PLC, 2.50%, 04/06/31(b)	8,344	7,245,625
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	2,310	2,398,210
Mastercard Inc.
1.90%, 03/15/31(a)	4,055	3,492,509
2.00%, 11/18/31	4,736	4,022,622
3.35%, 03/26/30	9,286	8,774,456
4.35%, 01/15/32	6,405	6,293,154
4.55%, 01/15/35(a)	2,490	2,436,837
4.85%, 03/09/33	4,711	4,771,539
4.88%, 05/09/34	5,385	5,425,314
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	515	487,978
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,545	3,641,892
Nasdaq Inc.
1.65%, 01/15/31(a)	4,903	4,105,943
5.55%, 02/15/34	8,145	8,401,919
Nomura Holdings Inc.
2.61%, 07/14/31	6,905	5,915,451
2.68%, 07/16/30(a)	7,239	6,373,011
3.00%, 01/22/32	5,267	4,579,043
3.10%, 01/16/30	5,354	4,881,619
5.78%, 07/03/34(a)	6,680	6,887,886
6.09%, 07/12/33(a)	3,735	3,960,113
6.18%, 01/18/33(a)	4,080	4,335,077
Nuveen LLC
5.55%, 01/15/30(a)(b)	240	247,506
5.85%, 04/15/34(b)	5,205	5,388,747
ORIX Corp.
2.25%, 03/09/31(a)	3,843	3,287,500
4.00%, 04/13/32(a)	3,428	3,219,180
5.20%, 09/13/32(a)	2,680	2,715,096
Panama Infrastructure Receivable Purchaser PLC, 0.00%, 04/05/32(b)(d)	3,445	2,402,405
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)(b)	5,981	5,636,246
Raymond James Financial Inc., 4.65%, 04/01/30(a)	4,057	4,074,067
Stifel Financial Corp., 4.00%, 05/15/30	3,448	3,292,685
Synchrony Financial, 2.88%, 10/28/31	4,542	3,839,758
TPG Operating Group II LP, 5.88%, 03/05/34	3,550	3,725,332
USAA Capital Corp., 2.13%, 05/01/30(a)(b)	2,511	2,207,079
Visa Inc.
1.10%, 02/15/31	6,515	5,358,810
2.05%, 04/15/30	9,443	8,348,646
Voya Financial Inc., 5.00%, 09/20/34	1,150	1,118,059
Western Union Co. (The), 2.75%, 03/15/31	2,450	2,111,745
		545,929,190
Electric — 7.9%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(b)	1,700	1,644,937
4.70%, 04/24/33(a)(b)	7,940	7,812,023

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.88%, 04/23/30(a)(b)	$6,144	$6,160,343
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	1,015	777,101
3.95%, 02/12/30(a)(b)	4,067	3,262,136
AEP Texas Inc.
4.70%, 05/15/32	3,065	3,001,710
5.40%, 06/01/33	2,981	3,011,097
5.70%, 05/15/34	2,715	2,797,765
Series E, 6.65%, 02/15/33	940	1,019,536
Series I, 2.10%, 07/01/30(a)	3,880	3,362,883
AEP Transmission Co. LLC, 5.15%, 04/01/34(a)	2,815	2,847,337
AES Corp. (The)
2.45%, 01/15/31(a)	11,338	9,609,828
3.95%, 07/15/30(a)(b)	4,726	4,401,276
Alabama Power Co.
3.05%, 03/15/32(a)	4,443	3,981,387
3.94%, 09/01/32(a)	2,669	2,537,676
5.70%, 02/15/33(a)	500	525,564
5.85%, 11/15/33	1,855	1,973,857
Series 20-A, 1.45%, 09/15/30(a)	3,753	3,152,108
Alliant Energy Finance LLC, 3.60%, 03/01/32(a)(b)	1,820	1,644,123
Ameren Corp., 3.50%, 01/15/31(a)	4,892	4,541,564
Ameren Illinois Co.
1.55%, 11/15/30(a)	2,744	2,299,720
3.85%, 09/01/32	3,760	3,520,422
4.95%, 06/01/33	3,245	3,268,971
American Electric Power Co. Inc.
2.30%, 03/01/30	2,444	2,158,405
5.63%, 03/01/33	5,220	5,394,322
5.95%, 11/01/32(a)	3,089	3,265,293
American Transmission Systems Inc., 2.65%, 01/15/32(b)	4,032	3,487,971
Appalachian Power Co.
4.50%, 08/01/32	3,125	3,015,767
5.65%, 04/01/34	2,575	2,664,336
Series AA, 2.70%, 04/01/31	3,095	2,723,733
Arizona Public Service Co.
2.20%, 12/15/31	2,205	1,853,620
5.55%, 08/01/33(a)	3,425	3,506,138
5.70%, 08/15/34	3,075	3,189,515
6.35%, 12/15/32	2,484	2,686,091
Atlantic City Electric Co., 2.30%, 03/15/31	2,366	2,047,804
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,758	3,239,632
5.30%, 06/01/34	2,570	2,635,239
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	3,070	2,546,380
3.70%, 07/15/30	6,757	6,453,263
Black Hills Corp.
2.50%, 06/15/30	3,039	2,669,779
4.35%, 05/01/33(a)	2,510	2,359,047
6.15%, 05/15/34(a)	3,450	3,686,862
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	3,818	3,824,745
5.05%, 03/01/35	805	811,350
5.15%, 03/01/34	2,835	2,883,024
Series AE, 2.35%, 04/01/31	2,560	2,222,652
Series AG, 3.00%, 03/01/32(a)	1,944	1,727,543
Series ai., 4.45%, 10/01/32(a)	3,028	2,954,214
Series K2, 6.95%, 03/15/33(a)	720	814,727
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Inc.
2.65%, 06/01/31	$3,304	$2,893,123
2.95%, 03/01/30	2,773	2,519,868
6.70%, 05/15/55, (5-year CMT + 2.586%)(c)	95	95,079
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(a)(b)	2,209	2,160,664
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	2,359	2,060,435
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	3,125	2,962,523
Colbun SA
3.15%, 03/06/30(a)(b)	2,895	2,598,404
3.15%, 01/19/32(a)(b)	3,105	2,644,514
Comision Federal de Electricidad
3.35%, 02/09/31(b)	8,890	7,537,956
3.88%, 07/26/33(a)(b)	5,135	4,255,862
Commonwealth Edison Co.
2.20%, 03/01/30	2,265	2,005,217
3.15%, 03/15/32(a)	1,320	1,189,573
4.90%, 02/01/33	2,104	2,113,098
5.30%, 06/01/34	1,565	1,612,288
Connecticut Light and Power Co. (The)
4.90%, 07/01/33	1,795	1,798,333
4.95%, 08/15/34(a)	2,155	2,166,676
Series A, 2.05%, 07/01/31(a)	2,794	2,380,189
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,536	4,839,342
5.20%, 03/01/33(a)	3,170	3,253,996
5.38%, 05/15/34(a)	2,550	2,647,391
5.50%, 03/15/34(a)	4,045	4,222,783
Series 20A, 3.35%, 04/01/30	6,915	6,500,184
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	1,145	1,080,358
Constellation Energy Generation LLC
5.80%, 03/01/33	4,035	4,227,011
6.13%, 01/15/34(a)	3,633	3,897,639
Consumers Energy Co.
3.60%, 08/15/32	2,290	2,128,543
4.63%, 05/15/33(a)	4,620	4,569,780
Dominion Energy Inc.
4.35%, 08/15/32	2,525	2,424,389
5.38%, 11/15/32(a)	5,073	5,198,692
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	60	63,204
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)(c)	5,035	5,335,786
Series C, 2.25%, 08/15/31(a)	8,543	7,263,297
Series C, 3.38%, 04/01/30	9,086	8,462,633
Series E, 6.30%, 03/15/33	1,950	2,104,759
Series F, 5.25%, 08/01/33	3,215	3,244,612
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	1,635	1,679,009
6.63%, 02/01/32(a)	935	1,034,130
Series A, 2.30%, 12/01/31(a)	2,480	2,119,125
DTE Electric Co.
2.25%, 03/01/30(a)	3,904	3,481,540
5.20%, 04/01/33(a)	4,203	4,303,916
5.20%, 03/01/34(a)	3,345	3,420,432
Series A, 3.00%, 03/01/32	3,700	3,317,927
Series C, 2.63%, 03/01/31	3,025	2,700,739

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
DTE Energy Co.
2.95%, 03/01/30	$1,726	$1,564,060
5.85%, 06/01/34	5,405	5,681,705
Duke Energy Carolinas LLC
2.45%, 02/01/30	3,028	2,725,534
2.55%, 04/15/31(a)	3,409	2,999,669
2.85%, 03/15/32	3,055	2,700,208
4.85%, 01/15/34(a)	3,725	3,717,966
4.95%, 01/15/33	7,839	7,890,124
6.45%, 10/15/32(a)	2,115	2,318,018
Duke Energy Corp.
2.45%, 06/01/30	5,421	4,803,729
2.55%, 06/15/31	6,078	5,292,337
4.50%, 08/15/32(a)	6,972	6,767,565
5.45%, 06/15/34	4,885	5,006,767
5.75%, 09/15/33(a)	3,815	4,005,621
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	3,010	3,055,800
Duke Energy Florida LLC
1.75%, 06/15/30(a)	3,091	2,651,324
2.40%, 12/15/31	4,983	4,272,672
5.88%, 11/15/33(a)	3,510	3,738,472
Duke Energy Indiana LLC, 5.25%, 03/01/34(a)	2,065	2,117,202
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,635	2,308,064
5.25%, 04/01/33	2,535	2,599,984
Duke Energy Progress LLC
2.00%, 08/15/31(a)	4,015	3,388,514
3.40%, 04/01/32	3,150	2,886,874
5.10%, 03/15/34(a)	3,140	3,187,272
5.25%, 03/15/33(a)	3,324	3,406,697
Duquesne Light Holdings Inc.
2.53%, 10/01/30(a)(b)	2,520	2,192,530
2.78%, 01/07/32(a)(b)	2,309	1,960,922
Edison International, 5.25%, 03/15/32(a)	845	854,200
Electricite de France SA
5.95%, 04/22/34(a)(b)	5,015	5,231,680
6.25%, 05/23/33(a)(b)	5,985	6,411,254
Emera U.S. Finance LP, 2.64%, 06/15/31	3,020	2,600,351
Enel Finance International NV
2.50%, 07/12/31(b)	6,535	5,576,421
5.00%, 06/15/32(a)(b)	6,439	6,400,398
5.50%, 06/26/34(b)	5,465	5,558,661
7.50%, 10/14/32(b)	7,480	8,537,146
Engie Energia Chile SA
3.40%, 01/28/30(b)	2,601	2,304,453
6.38%, 04/17/34(b)	3,995	4,063,591
Engie SA, 5.63%, 04/10/34(b)	5,010	5,138,661
Entergy Arkansas LLC
5.15%, 01/15/33(a)	2,635	2,692,556
5.30%, 09/15/33(a)	1,970	2,025,556
5.45%, 06/01/34	2,575	2,685,107
Entergy Corp.
2.40%, 06/15/31	4,033	3,465,261
2.80%, 06/15/30	4,505	4,074,104
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)(c)	220	225,641
Entergy Louisiana LLC
1.60%, 12/15/30	1,851	1,543,157
2.35%, 06/15/32	3,140	2,684,289
3.05%, 06/01/31(a)	2,015	1,826,574
4.00%, 03/15/33	4,820	4,510,570
Security	Par (000)	Value
Electric (continued)
5.15%, 09/15/34(a)	$4,315	$4,349,705
5.35%, 03/15/34(a)	3,300	3,393,155
Entergy Mississippi LLC, 5.00%, 09/01/33	1,820	1,820,099
Entergy Texas Inc., 1.75%, 03/15/31	3,693	3,100,955
Evergy Kansas Central Inc., 5.90%, 11/15/33	1,995	2,120,028
Evergy Metro Inc.
4.95%, 04/15/33(a)	1,885	1,885,812
5.40%, 04/01/34	2,585	2,649,756
Series 2020, 2.25%, 06/01/30	3,072	2,699,350
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	1,527	1,383,821
5.65%, 06/01/34(b)	1,890	1,959,994
Eversource Energy
2.55%, 03/15/31(a)	2,380	2,067,251
3.38%, 03/01/32	4,100	3,673,355
5.13%, 05/15/33	4,935	4,915,504
5.50%, 01/01/34	4,080	4,146,339
5.85%, 04/15/31	4,800	5,003,665
5.95%, 07/15/34	4,400	4,617,575
Series R, 1.65%, 08/15/30	4,108	3,456,031
Exelon Corp.
3.35%, 03/15/32	4,187	3,783,271
4.05%, 04/15/30	7,534	7,254,678
5.30%, 03/15/33	5,621	5,739,168
5.45%, 03/15/34(a)	4,333	4,440,446
7.60%, 04/01/32(a)	1,450	1,663,831
FirstEnergy Corp.
2.65%, 03/01/30(a)	1,690	1,512,877
Series B, 2.25%, 09/01/30(a)	1,065	920,029
FirstEnergy Transmission LLC, 5.00%, 01/15/35(b)	540	536,098
Florida Power & Light Co.
2.45%, 02/03/32(a)	9,592	8,265,268
4.63%, 05/15/30(a)	4,292	4,315,862
4.80%, 05/15/33	4,635	4,627,994
5.00%, 08/01/34	185	188,768
5.10%, 04/01/33	4,733	4,815,554
5.30%, 06/15/34(a)	4,912	5,072,624
5.63%, 04/01/34(a)	2,790	2,961,524
5.95%, 10/01/33(a)	855	920,215
Georgia Power Co.
4.70%, 05/15/32(a)	4,453	4,425,141
4.95%, 05/17/33(a)	6,135	6,166,526
5.25%, 03/15/34	5,435	5,566,153
Idaho Power Co., 5.20%, 08/15/34(a)	570	579,809
Indianapolis Power & Light Co., 5.65%, 12/01/32(a)(b)	2,210	2,281,825
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	10	8,725
Interstate Power & Light Co.
2.30%, 06/01/30(a)	2,731	2,399,843
5.70%, 10/15/33	2,131	2,227,377
Interstate Power and Light Co., 4.95%, 09/30/34(a)	430	426,480
IPALCO Enterprises Inc.
4.25%, 05/01/30	2,996	2,855,948
5.75%, 04/01/34	1,120	1,149,878
ITC Holdings Corp.
2.95%, 05/14/30(a)(b)	4,469	4,044,480
5.40%, 06/01/33(b)	3,545	3,584,623
5.65%, 05/09/34(a)(b)	2,945	3,045,234

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Jersey Central Power & Light Co., 2.75%, 03/01/32(b)	$2,924	$2,532,395
Kentucky Power Co., 7.00%, 11/15/33(b)	2,315	2,509,109
Kentucky Utilities Co., 5.45%, 04/15/33(a)	2,444	2,534,405
Liberty Utilities Co., 5.87%, 01/31/34(a)(b)	2,540	2,603,969
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	5,666	4,800,160
Louisville Gas & Electric Co., 5.45%, 04/15/33(a)	2,665	2,763,723
Massachusetts Electric Co., 1.73%, 11/24/30(b)	2,620	2,178,656
MidAmerican Energy Co.
5.35%, 01/15/34(a)	2,545	2,632,774
6.75%, 12/30/31	1,615	1,821,177
Minejesa Capital BV, 4.63%, 08/10/30(b)	4,590	4,460,694
Monongahela Power Co., 5.85%, 02/15/34(b)	3,258	3,416,978
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	4,089	3,811,836
5.35%, 05/01/34(a)(b)	3,505	3,558,104
National Grid PLC
5.42%, 01/11/34	4,770	4,862,406
5.81%, 06/12/33(a)	5,059	5,285,388
National Grid USA, 8.00%, 11/15/30(a)	665	759,310
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,423	1,981,418
1.65%, 06/15/31	2,215	1,833,604
2.40%, 03/15/30	3,372	3,008,466
2.75%, 04/15/32	3,365	2,950,998
4.02%, 11/01/32	2,725	2,581,483
4.15%, 12/15/32	2,780	2,655,314
5.00%, 02/07/31(a)	3,150	3,213,551
5.00%, 08/15/34	2,615	2,624,798
5.80%, 01/15/33	4,335	4,601,823
Series C, 8.00%, 03/01/32	2,940	3,498,976
Nevada Power Co., Series DD, 2.40%, 05/01/30(a)	2,771	2,465,364
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	3,090	2,569,139
5.30%, 08/15/34(a)(b)	2,555	2,578,667
5.85%, 08/15/33(a)(b)	1,395	1,463,987
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	11,637	10,215,885
2.44%, 01/15/32(a)	6,078	5,181,524
5.00%, 02/28/30(a)	4,332	4,392,779
5.00%, 07/15/32	6,170	6,207,363
5.05%, 02/28/33	6,125	6,149,394
5.25%, 03/15/34(a)	7,050	7,142,402
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)(c)	5,600	5,828,085
Niagara Energy SAC, 5.75%, 10/03/34(b)	7,235	7,092,766
Niagara Mohawk Power Corp.
1.96%, 06/27/30(a)(b)	6,594	5,648,840
2.76%, 01/10/32(b)	1,640	1,406,109
4.28%, 10/01/34(a)(b)	15	13,786
5.29%, 01/17/34(b)	3,310	3,318,397
Northern States Power Co./MN, 2.25%, 04/01/31	4,520	3,915,091
NRG Energy Inc., 7.00%, 03/15/33(a)(b)	4,710	5,156,680
NSTAR Electric Co.
1.95%, 08/15/31	1,909	1,616,269
3.95%, 04/01/30	3,003	2,908,941
Security	Par (000)	Value
Electric (continued)
5.40%, 06/01/34	$3,635	$3,753,404
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	127	130,549
Ohio Edison Co., 5.50%, 01/15/33(a)(b)	1,580	1,618,079
Ohio Power Co.
5.00%, 06/01/33	2,434	2,418,594
5.65%, 06/01/34(a)	1,950	2,014,319
Series D, 6.60%, 03/01/33(a)	1,585	1,724,502
Series G, 6.60%, 02/15/33	880	957,183
Series P, 2.60%, 04/01/30	2,240	2,006,776
Series Q, 1.63%, 01/15/31	3,135	2,603,117
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	1,930	1,795,158
3.30%, 03/15/30(a)	1,974	1,840,454
5.40%, 01/15/33	2,820	2,909,950
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	4,469	4,064,245
4.15%, 06/01/32	3,890	3,723,336
4.55%, 09/15/32	3,869	3,806,096
5.65%, 11/15/33	5,118	5,395,561
7.00%, 05/01/32	2,955	3,363,555
7.25%, 01/15/33(a)	1,735	2,016,507
Pacific Gas and Electric Co.
2.50%, 02/01/31(a)	12,524	10,845,741
3.25%, 06/01/31	6,383	5,753,577
4.40%, 03/01/32	3,089	2,937,876
4.55%, 07/01/30(a)	19,242	18,818,922
5.80%, 05/15/34	5,985	6,222,310
5.90%, 06/15/32	3,836	4,008,398
6.15%, 01/15/33	4,910	5,184,329
6.40%, 06/15/33	7,255	7,780,862
6.95%, 03/15/34	5,678	6,352,062
PacifiCorp
2.70%, 09/15/30	2,587	2,302,449
5.30%, 02/15/31(a)	4,520	4,633,844
5.45%, 02/15/34	7,350	7,508,664
7.70%, 11/15/31(a)	1,605	1,867,558
PECO Energy Co., 4.90%, 06/15/33	4,090	4,114,497
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(a)(b)	4,308	3,850,443
3.38%, 02/05/30(a)(b)	4,070	3,729,031
Potomac Electric Power Co., 5.20%, 03/15/34	2,425	2,471,618
PPL Capital Funding Inc.
4.13%, 04/15/30	2,310	2,230,319
5.25%, 09/01/34(a)	1,095	1,107,290
PPL Electric Utilities Corp.
4.85%, 02/15/34	4,165	4,174,346
5.00%, 05/15/33	3,748	3,797,849
Progress Energy Inc.
7.00%, 10/30/31(a)	2,480	2,795,093
7.75%, 03/01/31(a)	3,942	4,518,098
Public Service Co. of Colorado
1.88%, 06/15/31	4,191	3,523,317
4.10%, 06/01/32(a)	1,555	1,490,141
5.35%, 05/15/34(a)	2,905	2,981,482
Series 35, 1.90%, 01/15/31(a)	1,722	1,468,805
Public Service Co. of New Hampshire
5.35%, 10/01/33	3,945	4,075,233
Series V, 2.20%, 06/15/31(a)	1,505	1,291,106

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Oklahoma
5.25%, 01/15/33	$2,870	$2,896,869
Series J, 2.20%, 08/15/31	2,930	2,464,726
Public Service Electric & Gas Co.
1.90%, 08/15/31	2,593	2,176,201
2.45%, 01/15/30(a)	957	863,982
3.10%, 03/15/32	3,060	2,763,216
4.65%, 03/15/33	3,055	3,028,596
4.85%, 08/01/34(a)	2,710	2,707,815
4.90%, 12/15/32(a)	2,395	2,427,932
5.20%, 08/01/33	2,215	2,275,611
5.20%, 03/01/34(a)	2,990	3,060,067
Public Service Enterprise Group Inc.
1.60%, 08/15/30	3,395	2,867,892
2.45%, 11/15/31(a)	4,705	4,055,096
5.45%, 04/01/34	3,270	3,338,825
6.13%, 10/15/33	2,881	3,077,558
Puget Energy Inc.
4.10%, 06/15/30	3,617	3,432,330
4.22%, 03/15/32	2,865	2,665,818
Puget Sound Energy Inc., 5.33%, 06/15/34	2,975	3,035,127
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	9,605	9,876,147
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30	5,556	4,726,655
Series XXX, 3.00%, 03/15/32	3,023	2,700,065
Sempra
5.50%, 08/01/33	4,414	4,544,850
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	5,455	5,459,469
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,485	2,197,372
Southern California Edison Co.
2.25%, 06/01/30	4,626	4,075,478
2.75%, 02/01/32(a)	3,020	2,641,181
5.20%, 06/01/34	6,015	6,089,155
5.45%, 06/01/31	4,850	5,008,456
5.95%, 11/01/32(a)	4,755	5,069,847
6.00%, 01/15/34(a)	1,310	1,407,198
Series G, 2.50%, 06/01/31(a)	4,006	3,497,184
Southern Co. (The)
5.20%, 06/15/33(a)	4,590	4,652,742
5.70%, 10/15/32(a)	3,180	3,338,443
5.70%, 03/15/34(a)	6,740	7,062,065
Series A, 3.70%, 04/30/30	6,126	5,815,561
Southwestern Electric Power Co., 5.30%, 04/01/33(a)	2,200	2,224,292
Tampa Electric Co., 2.40%, 03/15/31(a)	2,486	2,158,037
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30(b)	370	327,295
Tucson Electric Power Co.
1.50%, 08/01/30	3,634	3,048,096
3.25%, 05/15/32	1,426	1,275,170
5.20%, 09/15/34(a)	1,725	1,734,592
Union Electric Co.
2.15%, 03/15/32(a)	3,515	2,950,682
2.95%, 03/15/30	3,119	2,871,612
5.20%, 04/01/34	3,670	3,745,407
Virginia Electric & Power Co.
2.30%, 11/15/31	2,991	2,554,985
2.40%, 03/30/32(a)	3,790	3,244,034
5.00%, 04/01/33	4,700	4,717,820
5.00%, 01/15/34	3,440	3,441,788
Security	Par (000)	Value
Electric (continued)
5.05%, 08/15/34(a)	$4,762	$4,783,172
5.30%, 08/15/33	2,615	2,678,278
Vistra Operations Co. LLC
5.70%, 12/30/34(b)	2,470	2,506,843
6.00%, 04/15/34(a)(b)	3,645	3,784,020
6.95%, 10/15/33(a)(b)	6,550	7,207,515
WEC Energy Group Inc., 1.80%, 10/15/30(a)	3,079	2,612,702
Wisconsin Electric Power Co.
4.60%, 10/01/34(a)	1,970	1,933,635
4.75%, 09/30/32(a)	4,835	4,876,976
5.63%, 05/15/33	680	724,915
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,940	2,447,858
3.95%, 09/01/32	4,382	4,147,012
4.95%, 04/01/33	2,686	2,684,574
5.38%, 03/30/34	2,260	2,312,730
Xcel Energy Inc.
2.35%, 11/15/31	2,190	1,845,416
3.40%, 06/01/30	3,718	3,453,547
4.60%, 06/01/32	3,930	3,821,396
5.45%, 08/15/33	4,955	5,039,758
5.50%, 03/15/34	5,200	5,310,919
		1,173,655,973
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	3,186	2,750,506
Emerson Electric Co.
1.95%, 10/15/30(a)	3,270	2,833,521
2.20%, 12/21/31	6,194	5,299,149
6.00%, 08/15/32	150	162,345
		11,045,521
Electronics — 0.7%
Allegion U.S. Holding Co. Inc.
5.41%, 07/01/32(a)	3,663	3,758,402
5.60%, 05/29/34	3,155	3,244,552
Amphenol Corp.
2.20%, 09/15/31	4,910	4,160,516
2.80%, 02/15/30	5,679	5,187,594
5.25%, 04/05/34(a)	4,185	4,278,071
Arrow Electronics Inc.
2.95%, 02/15/32(a)	3,333	2,881,592
5.88%, 04/10/34(a)	3,510	3,575,813
Avnet Inc.
3.00%, 05/15/31	2,211	1,916,463
5.50%, 06/01/32(a)	1,915	1,921,006
Flex Ltd.
4.88%, 05/12/30	4,211	4,159,917
5.25%, 01/15/32(a)	3,350	3,358,492
Honeywell International Inc.
1.75%, 09/01/31	9,336	7,811,867
1.95%, 06/01/30	6,512	5,690,387
4.50%, 01/15/34	6,799	6,645,230
4.70%, 02/01/30	4,225	4,243,892
4.75%, 02/01/32	4,125	4,132,151
4.95%, 09/01/31	3,225	3,284,930
5.00%, 02/15/33	6,481	6,595,922
Hubbell Inc., 2.30%, 03/15/31	2,021	1,738,226
Jabil Inc.
3.00%, 01/15/31	4,130	3,684,921
3.60%, 01/15/30	381	355,611
Keysight Technologies Inc., 4.95%, 10/15/34(a)	845	830,878

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
TD SYNNEX Corp.
2.65%, 08/09/31(a)	$3,636	$3,087,133
6.10%, 04/12/34	2,845	2,972,255
Trimble Inc., 6.10%, 03/15/33	5,168	5,448,741
Tyco Electronics Group SA
2.50%, 02/04/32	3,481	3,016,509
4.63%, 02/01/30	1,973	1,964,904
Vontier Corp., 2.95%, 04/01/31	3,720	3,225,560
		103,171,535
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	3,875	4,117,094
Jacobs Engineering Group Inc., 5.90%, 03/01/33(a)	3,055	3,144,872
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)(b)	6,290	5,998,087
Ste Transcore Holdings Inc., 3.75%, 05/05/32(a)(b)	2,140	2,023,752
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(a)(b)	915	789,739
		16,073,544
Entertainment — 0.2%
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	4,310	3,850,684
Warnermedia Holdings Inc., 4.28%, 03/15/32(a)	30,498	27,520,650
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	255	225,367
3.88%, 07/15/30(a)(b)	830	767,785
		32,364,486
Environmental Control — 0.7%
Republic Services Inc.
1.45%, 02/15/31	3,967	3,276,574
1.75%, 02/15/32(a)	4,739	3,874,099
2.30%, 03/01/30	4,138	3,678,332
2.38%, 03/15/33(a)	4,420	3,668,611
5.00%, 12/15/33	3,920	3,943,087
5.00%, 04/01/34	5,120	5,139,810
5.20%, 11/15/34(a)	2,125	2,168,739
Veralto Corp., 5.45%, 09/18/33	4,243	4,348,990
Waste Connections Inc.
2.20%, 01/15/32	4,162	3,492,850
2.60%, 02/01/30	4,048	3,663,086
3.20%, 06/01/32	3,102	2,779,972
4.20%, 01/15/33	4,747	4,518,271
5.00%, 03/01/34	5,175	5,185,160
Waste Management Inc.
1.50%, 03/15/31(a)	6,571	5,452,451
4.15%, 04/15/32(a)	6,080	5,861,879
4.63%, 02/15/30(a)	4,910	4,914,502
4.63%, 02/15/33(a)	3,095	3,077,055
4.65%, 03/15/30	5,800	5,791,781
4.80%, 03/15/32(a)	5,800	5,801,758
4.88%, 02/15/34(a)	7,905	7,936,057
4.95%, 07/03/31	4,160	4,225,024
4.95%, 03/15/35	8,700	8,715,066
		101,513,154
Food — 1.8%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(a)(b)	2,280	2,430,938
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)(b)	2,995	2,679,653
Security	Par (000)	Value
Food (continued)
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	$4,426	$3,865,435
Conagra Brands Inc., 8.25%, 09/15/30	2,200	2,565,705
Delhaize America LLC, 9.00%, 04/15/31	170	203,155
Flowers Foods Inc., 2.40%, 03/15/31(a)	3,520	3,032,871
General Mills Inc.
2.25%, 10/14/31(a)	3,838	3,265,904
2.88%, 04/15/30	4,990	4,538,995
4.95%, 03/29/33(a)	6,385	6,368,345
5.25%, 01/30/35	2,925	2,953,998
Hershey Co. (The)
1.70%, 06/01/30	2,348	2,025,006
4.50%, 05/04/33(a)	2,565	2,548,738
Hormel Foods Corp., 1.80%, 06/11/30	6,543	5,631,754
Ingredion Inc., 2.90%, 06/01/30	4,095	3,737,512
J.M. Smucker Co. (The)
2.13%, 03/15/32(a)	3,520	2,926,924
2.38%, 03/15/30(a)	3,494	3,118,214
6.20%, 11/15/33(a)	6,445	6,922,505
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	6,413	5,453,450
3.63%, 01/15/32(a)	5,775	5,146,306
3.75%, 12/01/31	3,147	2,822,664
5.50%, 01/15/30	7,555	7,613,314
5.75%, 04/01/33	10,194	10,392,162
6.75%, 03/15/34	9,397	10,235,850
Kellanova
2.10%, 06/01/30	3,628	3,188,896
5.25%, 03/01/33	2,770	2,829,116
Series B, 7.45%, 04/01/31(a)	4,228	4,808,473
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	4,738	4,528,269
4.25%, 03/01/31(a)	2,894	2,811,802
6.75%, 03/15/32(a)	2,117	2,333,697
Kroger Co. (The)
1.70%, 01/15/31	3,500	2,931,313
2.20%, 05/01/30	3,397	2,981,171
4.90%, 09/15/31	7,880	7,919,055
5.00%, 09/15/34	10,110	10,050,052
7.50%, 04/01/31	2,015	2,312,388
Mars Inc.
1.63%, 07/16/32(a)(b)	3,085	2,489,116
3.20%, 04/01/30(a)(b)	4,697	4,389,021
3.60%, 04/01/34(b)	1,640	1,485,009
4.65%, 04/20/31(a)(b)	3,375	3,366,643
4.75%, 04/20/33(a)(b)	6,560	6,485,837
McCormick & Co. Inc./MD
1.85%, 02/15/31	3,432	2,881,789
2.50%, 04/15/30	3,434	3,067,641
4.70%, 10/15/34	2,515	2,435,311
4.95%, 04/15/33(a)	3,403	3,399,820
Mondelez International Inc.
1.50%, 02/04/31(a)	3,437	2,858,188
1.88%, 10/15/32(a)	3,900	3,187,996
2.75%, 04/13/30(a)	5,006	4,543,692
3.00%, 03/17/32(a)	5,135	4,549,746
4.75%, 08/28/34(a)	3,425	3,361,091
6.50%, 11/01/31(a)	1,160	1,247,375

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Nestle Capital Corp.
4.75%, 03/12/31(a)(b)	$2,845	$2,863,315
4.88%, 03/12/34(a)(b)	5,175	5,212,509
Nestle Holdings Inc.
1.25%, 09/15/30(a)(b)	6,135	5,113,338
1.88%, 09/14/31(a)(b)	6,205	5,233,506
4.30%, 10/01/32(a)(b)	7,638	7,487,390
4.85%, 03/14/33(a)(b)	4,503	4,550,779
4.95%, 03/14/30(a)(b)	3,160	3,225,524
5.00%, 09/12/30(a)(b)	3,170	3,237,967
5.00%, 09/12/33(a)(b)	2,520	2,579,183
Smithfield Foods Inc.
2.63%, 09/13/31(b)	3,210	2,672,242
3.00%, 10/15/30(a)(b)	3,614	3,151,676
Sysco Corp.
2.40%, 02/15/30(a)	3,207	2,856,047
2.45%, 12/14/31	3,227	2,759,159
5.95%, 04/01/30	5,969	6,281,668
6.00%, 01/17/34	3,465	3,714,728
The Campbell's Co.
2.38%, 04/24/30(a)	3,600	3,177,258
5.40%, 03/21/34	5,225	5,319,401
Tyson Foods Inc.
4.88%, 08/15/34(a)	1,670	1,633,104
5.70%, 03/15/34	5,240	5,409,472
		273,400,171
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(a)(b)	2,682	2,504,740
Georgia-Pacific LLC
2.30%, 04/30/30(a)(b)	6,568	5,804,445
8.88%, 05/15/31(a)	2,081	2,558,915
Inversiones CMPC SA
3.00%, 04/06/31(a)(b)	3,070	2,633,680
3.85%, 01/13/30(b)	2,005	1,870,356
6.13%, 06/23/33(a)(b)	1,730	1,768,216
6.13%, 02/26/34(a)(b)	4,120	4,212,123
Suzano Austria GmbH
3.13%, 01/15/32(a)	6,265	5,314,695
3.75%, 01/15/31	8,034	7,228,216
5.00%, 01/15/30(a)	6,100	5,957,553
		39,852,939
Gas — 0.7%
APA Infrastructure Ltd., 5.13%, 09/16/34(a)(b)	435	427,606
Atmos Energy Corp.
1.50%, 01/15/31(a)	3,676	3,079,934
5.45%, 10/15/32(a)	1,659	1,740,169
5.90%, 11/15/33	4,809	5,164,931
Boston Gas Co., 3.76%, 03/16/32(b)	2,885	2,609,044
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32(b)	2,950	2,857,366
6.39%, 09/15/33(b)	3,608	3,861,364
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(a)	3,035	2,576,062
4.40%, 07/01/32	3,575	3,477,905
5.40%, 03/01/33	3,888	3,995,563
5.40%, 07/01/34	1,425	1,463,072
East Ohio Gas Co. (The), 2.00%, 06/15/30(a)(b)	3,001	2,591,654
ENN Energy Holdings Ltd., 2.63%, 09/17/30(a)(b)	705	624,947
Security	Par (000)	Value
Gas (continued)
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(a)(b)	$2,145	$2,060,250
7.85%, 11/09/33(b)	510	570,487
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	3,300	3,414,927
Nakilat Inc., 6.07%, 12/31/33(a)(b)	974	1,016,371
National Fuel Gas Co., 2.95%, 03/01/31	3,940	3,439,518
NiSource Inc.
1.70%, 02/15/31	4,969	4,130,330
3.60%, 05/01/30	5,790	5,466,208
5.35%, 04/01/34(a)	4,395	4,471,567
5.40%, 06/30/33	3,195	3,260,497
ONE Gas Inc.
2.00%, 05/15/30	1,625	1,421,764
4.25%, 09/01/32(a)	985	955,091
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,339	2,037,069
4.10%, 09/18/34	285	259,766
5.40%, 06/15/33	2,580	2,644,917
Southern California Gas Co.
5.05%, 09/01/34	3,860	3,911,273
5.20%, 06/01/33(a)	3,231	3,301,186
Series XX, 2.55%, 02/01/30	785	711,654
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	3,100	3,076,660
5.15%, 09/15/32	3,490	3,532,401
5.75%, 09/15/33(a)	3,468	3,629,885
Series 2020-A, 1.75%, 01/15/31	3,411	2,846,986
Southwest Gas Corp.
2.20%, 06/15/30(a)	2,374	2,076,313
4.05%, 03/15/32	4,190	3,955,275
Spire Missouri Inc.
4.80%, 02/15/33(a)	1,500	1,501,432
Series 2034, 5.15%, 08/15/34(a)	760	777,085
		98,938,529
Hand & Machine Tools — 0.2%
Kennametal Inc., 2.80%, 03/01/31	1,892	1,663,027
Regal Rexnord Corp.
6.30%, 02/15/30(a)	6,831	7,124,786
6.40%, 04/15/33(a)	7,585	7,993,164
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	5,114	4,493,590
3.00%, 05/15/32	3,259	2,856,909
		24,131,476
Health Care - Products — 1.1%
Abbott Laboratories, 1.40%, 06/30/30(a)	4,570	3,907,364
Agilent Technologies Inc.
2.10%, 06/04/30	3,581	3,110,629
2.30%, 03/12/31	5,821	5,032,396
4.75%, 09/09/34(a)	2,785	2,718,850
Alcon Finance Corp.
2.60%, 05/27/30(b)	5,444	4,867,389
5.38%, 12/06/32(b)	4,953	5,074,793
Baxter International Inc.
1.73%, 04/01/31(a)	4,704	3,901,918
2.54%, 02/01/32(a)	9,765	8,324,022
3.95%, 04/01/30(a)	3,471	3,313,065
Boston Scientific Corp., 2.65%, 06/01/30(a)	7,654	6,909,445
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	4,833	4,333,169
GE HealthCare Technologies Inc.
5.86%, 03/15/30(a)	7,775	8,143,571

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.91%, 11/22/32(a)	$10,888	$11,570,502
Medtronic Global Holdings SCA, 4.50%, 03/30/33	6,680	6,543,402
Revvity Inc.
2.25%, 09/15/31	3,394	2,844,626
2.55%, 03/15/31	2,888	2,478,825
Smith & Nephew PLC
2.03%, 10/14/30(a)	6,675	5,662,011
5.40%, 03/20/34(a)	2,890	2,926,581
Solventum Corp.
5.45%, 03/13/31(b)	7,175	7,280,876
5.60%, 03/23/34(b)	10,770	10,934,799
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	4,422	3,865,701
Stryker Corp.
1.95%, 06/15/30	6,635	5,756,779
4.63%, 09/11/34(a)	2,810	2,749,596
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	7,856	6,644,354
4.95%, 11/21/32	4,108	4,158,996
4.98%, 08/10/30	5,125	5,217,180
5.09%, 08/10/33(a)	6,330	6,443,042
5.20%, 01/31/34(a)	3,345	3,436,955
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31(a)	5,028	4,356,086
3.55%, 03/20/30(a)	1,863	1,737,998
5.20%, 09/15/34(a)	4,265	4,274,684
		158,519,604
Health Care - Services — 3.0%
Adventist Health System/West, 5.43%, 03/01/32(a)	1,375	1,390,014
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	420	368,604
Banner Health
1.90%, 01/01/31(a)	1,306	1,100,709
2.34%, 01/01/30	190	170,112
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	2,290	1,950,524
Bon Secours Mercy Health Inc.
3.46%, 06/01/30(a)	3,100	2,953,543
Series 20-2, 2.10%, 06/01/31(a)	2,380	2,020,674
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,080	1,791,233
Centene Corp.
2.50%, 03/01/31(a)	13,468	11,307,078
2.63%, 08/01/31(a)	8,728	7,294,453
3.00%, 10/15/30	13,348	11,639,684
3.38%, 02/15/30(a)	12,121	10,917,069
Cigna Group (The)
2.38%, 03/15/31	9,874	8,519,404
2.40%, 03/15/30	8,863	7,874,121
5.13%, 05/15/31	4,960	5,010,707
5.25%, 02/15/34(a)	8,210	8,289,335
5.40%, 03/15/33	5,148	5,267,372
CommonSpirit Health, 2.78%, 10/01/30(a)	910	816,266
Elevance Health Inc.
2.25%, 05/15/30	7,447	6,544,816
2.55%, 03/15/31	7,119	6,225,565
4.10%, 05/15/32	4,381	4,144,437
4.75%, 02/15/30(a)	2,190	2,190,858
4.75%, 02/15/33	6,790	6,642,816
Security	Par (000)	Value
Health Care - Services (continued)
4.95%, 11/01/31(a)	$7,300	$7,307,965
5.20%, 02/15/35	5,485	5,513,954
5.38%, 06/15/34(a)	6,875	7,007,219
5.50%, 10/15/32(a)	4,689	4,845,662
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31(a)(b)	5,510	4,597,202
3.00%, 12/01/31(a)(b)	3,130	2,687,200
HCA Inc.
2.38%, 07/15/31	6,198	5,231,771
3.50%, 09/01/30	16,581	15,294,546
3.63%, 03/15/32	12,464	11,236,634
5.45%, 04/01/31	8,375	8,493,276
5.45%, 09/15/34	4,655	4,650,257
5.50%, 06/01/33	7,130	7,200,071
5.60%, 04/01/34(a)	8,813	8,912,216
7.50%, 11/06/33	1,220	1,367,919
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	5,494	4,800,085
5.45%, 06/15/34(a)(b)	4,855	4,933,785
Highmark Inc., 2.55%, 05/10/31(a)(b)	2,949	2,428,934
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	250	252,382
Humana Inc.
2.15%, 02/03/32(a)	4,971	4,064,301
4.88%, 04/01/30	3,649	3,637,256
5.38%, 04/15/31	7,895	7,977,364
5.88%, 03/01/33	4,901	5,061,458
5.95%, 03/15/34	5,395	5,599,617
ICON Investments Six DAC, 6.00%, 05/08/34	3,135	3,222,863
Laboratory Corp. of America Holdings
2.70%, 06/01/31(a)	3,690	3,230,625
2.95%, 12/01/29	2,741	2,512,541
4.35%, 04/01/30	3,570	3,481,851
4.55%, 04/01/32(a)	3,655	3,546,336
4.80%, 10/01/34(a)	4,010	3,896,329
OhioHealth Corp., 2.30%, 11/15/31(a)	1,995	1,697,593
Piedmont Healthcare Inc., 2.04%, 01/01/32	1,860	1,553,832
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	3,623	3,684,641
Quest Diagnostics Inc.
2.80%, 06/30/31(a)	3,868	3,421,137
2.95%, 06/30/30	5,412	4,922,107
4.63%, 12/15/29(a)	15	14,885
5.00%, 12/15/34(a)	2,550	2,525,328
6.40%, 11/30/33	4,873	5,327,962
Roche Holdings Inc.
2.08%, 12/13/31(a)(b)	12,944	10,959,807
4.59%, 09/09/34(a)(b)	3,655	3,594,720
4.91%, 03/08/31(b)	5,285	5,367,247
4.99%, 03/08/34(b)	8,040	8,122,551
5.49%, 11/13/30(a)(b)	8,088	8,428,937
5.59%, 11/13/33(a)(b)	9,810	10,396,199
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	1,415	1,322,990
Sutter Health
5.16%, 08/15/33	150	152,595
Series 20A, 2.29%, 08/15/30	3,385	2,972,976
UnitedHealth Group Inc.
2.00%, 05/15/30	8,341	7,293,633
2.30%, 05/15/31(a)	9,660	8,381,977

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.20%, 05/15/32(a)	$9,680	$9,374,428
4.50%, 04/15/33	9,279	9,054,140
4.90%, 04/15/31(a)	6,655	6,742,271
4.95%, 01/15/32(a)	9,305	9,395,933
5.00%, 04/15/34	8,570	8,609,147
5.15%, 07/15/34(a)	14,870	15,133,484
5.30%, 02/15/30	7,953	8,202,901
5.35%, 02/15/33	12,564	13,000,440
Universal Health Services Inc.
2.65%, 10/15/30	5,194	4,510,303
2.65%, 01/15/32	3,362	2,813,536
5.05%, 10/15/34	2,100	2,012,704
UPMC, 5.04%, 05/15/33	1,340	1,347,660
		447,759,077
Holding Companies - Diversified — 0.2%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)(b)	5,005	5,190,787
Ares Capital Corp., 3.20%, 11/15/31(a)	5,089	4,417,577
Blackstone Private Credit Fund
5.25%, 04/01/30(a)(b)	20	19,614
6.00%, 11/22/34(a)(b)	2,925	2,915,502
6.25%, 01/25/31(a)	1,495	1,530,372
Blue Owl Credit Income Corp.
5.80%, 03/15/30(b)	2,970	2,945,071
6.65%, 03/15/31	3,490	3,580,829
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)(b)	4,650	4,680,566
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	1,033	1,210,413
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	150	135,663
JAB Holdings BV, 2.20%, 11/23/30(b)	1,013	850,664
		27,477,058
Home Builders — 0.1%
DR Horton Inc., 5.00%, 10/15/34	740	729,924
MDC Holdings Inc.
2.50%, 01/15/31	2,329	2,046,181
3.85%, 01/15/30(a)	2,027	1,929,576
NVR Inc., 3.00%, 05/15/30	6,079	5,528,581
PulteGroup Inc.
6.38%, 05/15/33(a)	2,755	2,976,841
7.88%, 06/15/32	2,060	2,410,367
		15,621,470
Home Furnishings — 0.1%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	3,140	3,205,887
Whirlpool Corp.
2.40%, 05/15/31	2,285	1,912,592
4.70%, 05/14/32(a)	2,270	2,163,533
5.50%, 03/01/33(a)	2,065	2,058,130
5.75%, 03/01/34(a)	2,275	2,263,841
		11,603,983
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	3,284	2,739,256
2.65%, 04/30/30	3,513	3,157,831
5.75%, 03/15/33(a)	2,355	2,468,137
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,618	2,232,828
5.60%, 11/15/32	3,581	3,748,314
Security	Par (000)	Value
Household Products & Wares (continued)
Clorox Co. (The)
1.80%, 05/15/30(a)	$3,597	$3,097,912
4.60%, 05/01/32(a)	4,255	4,227,924
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	3,937	3,377,887
3.10%, 03/26/30	4,992	4,662,088
4.50%, 02/16/33(a)	2,405	2,399,353
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	2,890	2,492,927
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	56,135
		34,660,592
Insurance — 4.8%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	285	282,327
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	295	357,458
Aflac Inc., 3.60%, 04/01/30	6,571	6,260,046
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	6,577	6,176,108
4.95%, 04/04/33(a)(b)	4,368	4,402,628
5.38%, 04/05/34(a)(b)	4,800	4,908,753
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	4,735	5,233,421
Alleghany Corp., 3.63%, 05/15/30	3,742	3,561,721
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(c)	5,825	5,768,203
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(c)	2,830	2,965,834
Allstate Corp. (The)
1.45%, 12/15/30	4,768	3,919,102
5.25%, 03/30/33	5,217	5,310,175
5.35%, 06/01/33(a)	1,285	1,319,576
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,753	1,795,251
American International Group Inc.
3.40%, 06/30/30	2,662	2,477,907
5.13%, 03/27/33	5,231	5,281,400
American National Group Inc., 6.14%, 06/13/32(b)	520	515,935
Americo Life Inc., 3.45%, 04/15/31(b)	2,569	2,194,804
AmFam Holdings Inc., 2.81%, 03/11/31(b)	3,533	2,763,550
Aon Corp., 2.80%, 05/15/30	6,802	6,161,736
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	2,916	2,456,467
2.60%, 12/02/31(a)	3,608	3,134,365
5.00%, 09/12/32	3,547	3,581,389
5.35%, 02/28/33	5,553	5,682,194
Aon North America Inc.
5.30%, 03/01/31(a)	4,630	4,758,170
5.45%, 03/01/34	10,980	11,280,199
Arch Capital Group Ltd., 7.35%, 05/01/34	1,860	2,154,357
Arthur J Gallagher & Co.
2.40%, 11/09/31	3,149	2,682,541
5.45%, 07/15/34	3,243	3,327,068
5.50%, 03/02/33(a)	2,239	2,308,557
6.50%, 02/15/34	2,550	2,790,455
Ascot Group Ltd., 4.25%, 12/15/30(a)(b)	2,035	1,750,777
Assurant Inc.
2.65%, 01/15/32(a)	2,535	2,163,855
3.70%, 02/22/30	2,647	2,485,549

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.75%, 02/15/34	$1,185	$1,304,459
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	4,042	3,633,546
Athene Global Funding
2.55%, 11/19/30(b)	4,183	3,632,555
2.65%, 10/04/31(a)(b)	3,110	2,651,841
2.67%, 06/07/31(b)	3,644	3,135,412
5.32%, 11/13/31(b)	2,535	2,535,245
5.53%, 07/11/31(a)(b)	3,445	3,531,792
Athene Holding Ltd.
3.50%, 01/15/31	3,804	3,492,200
5.88%, 01/15/34(a)	4,085	4,233,039
6.15%, 04/03/30(a)	3,394	3,572,956
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)(c)	2,670	2,670,435
6.65%, 02/01/33	2,953	3,209,880
AXA SA, 8.60%, 12/15/30	5,760	6,909,890
Axis Specialty Finance LLC, 4.90%, 01/15/40, (5-year CMT + 3.186%)(c)	2,309	2,203,599
Belrose Funding Trust, 2.33%, 08/15/30(a)(b)	2,644	2,270,271
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	5,010	4,227,150
1.85%, 03/12/30(a)	3,531	3,104,032
2.88%, 03/15/32(a)	6,948	6,232,426
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	3,558	3,681,543
Brown & Brown Inc.
2.38%, 03/15/31	5,198	4,457,114
4.20%, 03/17/32	4,150	3,901,508
5.65%, 06/11/34	3,410	3,510,332
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	6,943	5,841,626
5.00%, 03/15/34	9,370	9,468,340
Cincinnati Financial Corp., 6.13%, 11/01/34	10	10,735
CNA Financial Corp.
2.05%, 08/15/30	3,810	3,289,756
5.13%, 02/15/34	3,750	3,762,094
5.50%, 06/15/33(a)	3,670	3,769,902
CNO Financial Group Inc., 6.45%, 06/15/34	4,605	4,847,381
Corebridge Financial Inc.
3.90%, 04/05/32	9,290	8,623,830
5.75%, 01/15/34(a)	4,840	5,019,749
6.05%, 09/15/33	3,305	3,493,066
6.38%, 09/15/54, (5-year CMT + 2.646%)(a)(c)	2,120	2,127,354
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	1,345	1,140,939
Empower Finance 2020 LP, 1.78%, 03/17/31(a)(b)	3,027	2,517,032
Enstar Group Ltd., 3.10%, 09/01/31(a)	3,598	3,090,700
Equitable Financial Life Global Funding, 1.75%, 11/15/30(a)(b)	2,387	1,988,898
Equitable Holdings Inc., 5.59%, 01/11/33	3,560	3,667,621
F&G Annuities & Life Inc., 6.25%, 10/04/34	3,650	3,632,679
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	3,920	3,560,097
4.63%, 04/29/30(a)	4,511	4,457,865
5.63%, 08/16/32(a)	4,741	4,872,600
6.00%, 12/07/33	4,645	4,849,447
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(b)(c)	600	580,996
Security	Par (000)	Value
Insurance (continued)
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. LIBOR US + 3.454%)(b)(c)	$2,500	$2,286,158
Fidelity National Financial Inc.
2.45%, 03/15/31	4,518	3,883,914
3.40%, 06/15/30	5,021	4,614,960
First American Financial Corp.
2.40%, 08/15/31	4,740	3,944,226
4.00%, 05/15/30	3,282	3,091,528
5.45%, 09/30/34(a)	2,375	2,350,053
Five Corners Funding Trust II, 2.85%, 05/15/30(a)(b)	9,583	8,664,774
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	5,125	5,379,141
GA Global Funding Trust, 2.90%, 01/06/32(a)(b)	3,835	3,266,896
Global Atlantic Fin Co.
3.13%, 06/15/31(a)(b)	4,488	3,922,004
7.95%, 06/15/33(a)(b)	4,382	4,960,721
Globe Life Inc.
2.15%, 08/15/30	3,431	2,933,247
4.80%, 06/15/32(a)	2,850	2,802,333
5.85%, 09/15/34	2,075	2,135,571
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30(a)	2,744	2,391,898
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,345	3,429,048
Jackson Financial Inc.
3.13%, 11/23/31	3,325	2,881,736
5.67%, 06/08/32(a)	2,335	2,394,707
Kemper Corp.
2.40%, 09/30/30(a)	2,978	2,538,697
3.80%, 02/23/32(a)	2,710	2,439,750
Lincoln National Corp.
3.05%, 01/15/30(a)	1,430	1,308,356
3.40%, 01/15/31(a)	2,903	2,649,434
3.40%, 03/01/32	1,150	1,030,300
5.85%, 03/15/34(a)	1,640	1,704,500
Loews Corp., 3.20%, 05/15/30	3,847	3,570,812
Manulife Financial Corp., 3.70%, 03/16/32	6,180	5,756,838
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	5,463	4,778,823
2.38%, 12/15/31	3,024	2,592,884
4.65%, 03/15/30	10,225	10,229,569
4.85%, 11/15/31	10,225	10,239,782
5.00%, 03/15/35	16,715	16,792,551
5.15%, 03/15/34(a)	3,437	3,511,108
5.40%, 09/15/33(a)	4,060	4,228,649
5.75%, 11/01/32(a)	3,212	3,395,708
5.88%, 08/01/33(a)	2,080	2,247,656
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	4,016	3,386,523
2.15%, 03/09/31(a)(b)	3,940	3,392,402
4.35%, 09/17/31(a)(b)	2,240	2,194,460
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(c)	10,325	10,339,806
MetLife Inc.
4.55%, 03/23/30(a)	6,509	6,510,456
5.30%, 12/15/34	1,380	1,415,547
5.38%, 07/15/33(a)	6,920	7,201,587
6.38%, 06/15/34	4,540	5,014,834
6.50%, 12/15/32(a)	2,804	3,136,890
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	5,603	4,666,573

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.40%, 01/11/32(a)(b)	$4,840	$4,140,772
2.95%, 04/09/30(a)(b)	6,298	5,771,598
5.05%, 01/08/34(a)(b)	3,505	3,546,355
5.15%, 03/28/33(a)(b)	6,843	6,952,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(c)	8,355	8,540,481
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	355	401,613
8.25%, 12/01/31(a)(b)	2,100	2,397,346
New York Life Global Funding
1.20%, 08/07/30(a)(b)	4,427	3,681,520
1.85%, 08/01/31(a)(b)	4,000	3,346,843
4.55%, 01/28/33(a)(b)	6,790	6,654,562
5.00%, 01/09/34(a)(b)	6,360	6,435,322
New York Life Insurance Co., 5.88%, 05/15/33(a)(b)	6,310	6,697,102
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(b)(c)	9,768	8,410,658
2.90%, 09/16/51, (5-year CMT + 2.600%)(a)(b)(c)	6,015	5,173,504
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(c)	5,868	5,357,853
5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)(c)	7,565	7,772,718
6.25%, 09/13/53, (5-year CMT + 2.954%)(a)(b)(c)	4,765	5,034,749
Northwestern Mutual Global Funding, 5.16%, 05/28/31(b)	3,590	3,671,892
Old Republic International Corp., 5.75%, 03/28/34	2,830	2,907,793
Pacific Life Global Funding II, 2.45%, 01/11/32(a)(b)	2,340	1,967,948
Pacific LifeCorp., 6.60%, 09/15/33(a)(b)	1,380	1,517,734
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(c)	3,190	2,959,947
Pricoa Global Funding I, 4.65%, 08/27/31(a)(b)	2,645	2,614,270
Primerica Inc., 2.80%, 11/19/31	4,048	3,515,089
Principal Financial Group Inc.
2.13%, 06/15/30	4,126	3,609,183
5.38%, 03/15/33	3,085	3,166,701
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,620	2,168,867
1.63%, 11/19/30(a)(b)	1,960	1,620,072
Progressive Corp. (The)
3.00%, 03/15/32(a)	3,423	3,070,451
3.20%, 03/26/30	3,680	3,427,514
4.95%, 06/15/33(a)	3,813	3,861,244
6.25%, 12/01/32(a)	1,965	2,174,873
Protective Life Global Funding, 1.74%, 09/21/30(a)(b)	4,082	3,480,345
Prudential Financial Inc.
2.10%, 03/10/30(a)	3,250	2,892,296
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)(c)	4,864	4,413,158
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	5,935	5,715,022
5.75%, 07/15/33(a)	2,425	2,612,401
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	7,138	7,223,370
6.50%, 03/15/54, (5-year CMT + 2.404%)(c)	5,160	5,329,320
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	3,175	3,335,001
Security	Par (000)	Value
Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	$6,621	$6,087,921
3.63%, 03/24/32	2,847	2,627,321
Reinsurance Group of America Inc.
3.15%, 06/15/30	4,449	4,075,098
5.75%, 09/15/34	2,750	2,826,165
6.00%, 09/15/33(a)	2,985	3,153,158
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	5,036	5,168,685
RGA Global Funding, 5.50%, 01/11/31(b)	3,955	4,071,964
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	5,677	4,944,493
4.75%, 04/08/32(a)(b)	2,630	2,452,548
6.88%, 04/15/34(b)	4,720	5,007,276
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	3,975	3,607,691
7.20%, 10/30/34(b)	3,390	3,376,048
Sompo International Holdings Ltd., 7.00%, 07/15/34	125	139,794
Stewart Information Services Corp., 3.60%, 11/15/31	2,975	2,586,137
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(a)(b)(c)	4,385	3,923,286
5.88%, (5-year CMT + 2.841%)(b)(c)(e)	5,630	5,639,284
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(a)(b)(c)	3,125	3,169,433
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	2,763	3,095,632
Trustage Financial Group Inc., 4.63%, 04/15/32(a)(b)	1,640	1,520,683
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	955	995,621
Willis North America Inc., 5.35%, 05/15/33	5,235	5,319,129
		717,890,227
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	9,370	8,053,972
4.50%, 11/28/34	25	23,767
Alphabet Inc., 1.10%, 08/15/30(a)	13,846	11,643,204
Amazon.com Inc.
1.50%, 06/03/30	13,141	11,235,425
2.10%, 05/12/31	19,377	16,727,188
3.60%, 04/13/32	15,684	14,744,387
4.70%, 12/01/32(a)	14,088	14,236,050
Baidu Inc.
2.38%, 10/09/30(a)	1,250	1,097,376
2.38%, 08/23/31(a)	2,560	2,205,091
3.43%, 04/07/30	2,295	2,148,889
Booking Holdings Inc., 4.63%, 04/13/30(a)	9,598	9,617,482
eBay Inc.
2.60%, 05/10/31(a)	4,892	4,287,786
2.70%, 03/11/30(a)	6,433	5,810,078
6.30%, 11/22/32	3,030	3,278,000
Expedia Group Inc.
2.95%, 03/15/31	3,616	3,232,052
3.25%, 02/15/30(a)	7,848	7,306,268
JD.com Inc., 3.38%, 01/14/30(a)	3,427	3,211,019
Meituan, 3.05%, 10/28/30(b)	6,540	5,841,029
Meta Platforms Inc.
3.85%, 08/15/32	18,428	17,502,822

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.55%, 08/15/31	$7,390	$7,378,880
4.75%, 08/15/34	14,811	14,807,046
4.80%, 05/15/30(a)	6,768	6,894,480
4.95%, 05/15/33	10,967	11,212,777
Netflix Inc.
4.88%, 06/15/30(b)	7,461	7,523,109
4.90%, 08/15/34(a)	1,600	1,610,142
Prosus NV
3.06%, 07/13/31(a)(b)	10,490	8,944,042
3.68%, 01/21/30(a)(b)	6,847	6,258,421
4.19%, 01/19/32(a)(b)	6,530	5,937,263
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	11,555	10,214,784
2.88%, 04/22/31(a)(b)	3,680	3,289,094
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	3,888	3,319,702
Uber Technologies Inc., 4.80%, 09/15/34	8,300	8,124,804
VeriSign Inc., 2.70%, 06/15/31	5,255	4,544,247
Weibo Corp., 3.38%, 07/08/30(a)	5,693	5,127,705
		247,388,381
Iron & Steel — 0.4%
ArcelorMittal SA
6.00%, 06/17/34(a)	3,165	3,299,712
6.80%, 11/29/32(a)	6,383	6,989,059
GUSAP III LP, 4.25%, 01/21/30(a)(b)	3,270	3,110,677
Nucor Corp.
2.70%, 06/01/30	4,168	3,771,988
3.13%, 04/01/32(a)	3,912	3,502,945
POSCO, 5.88%, 01/17/33(b)	80	84,355
Reliance Inc., 2.15%, 08/15/30	4,172	3,598,886
Steel Dynamics Inc.
3.25%, 01/15/31	3,846	3,522,281
3.45%, 04/15/30	4,490	4,203,125
5.38%, 08/15/34(a)	3,470	3,528,221
Vale Overseas Ltd.
3.75%, 07/08/30	8,182	7,606,534
6.13%, 06/12/33(a)	8,355	8,621,268
8.25%, 01/17/34	2,490	2,999,207
		54,838,258
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31(a)	4,120	3,442,099
4.40%, 09/15/32(a)	2,915	2,732,296
		6,174,395
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 01/15/31	2,962	2,707,909
5.85%, 08/01/34	3,575	3,651,758
Hyatt Hotels Corp.
5.38%, 12/15/31	2,725	2,752,781
5.50%, 06/30/34(a)	2,215	2,231,332
5.75%, 04/23/30(a)	3,102	3,209,702
Las Vegas Sands Corp., 6.20%, 08/15/34(a)	1,580	1,623,010
Marriott International Inc./MD
4.50%, 10/01/34	100	95,346
4.80%, 03/15/30(a)	655	654,765
5.30%, 05/15/34	6,285	6,376,681
Series FF, 4.63%, 06/15/30(a)	7,005	6,949,416
Series GG, 3.50%, 10/15/32	6,335	5,693,323
Series HH, 2.85%, 04/15/31	7,148	6,350,747
Security	Par (000)	Value
Lodging (continued)
Series II, 2.75%, 10/15/33	$4,786	$4,014,447
Sands China Ltd.
3.25%, 08/08/31(a)	4,395	3,773,840
4.38%, 06/18/30(a)	5,279	4,946,028
		55,031,085
Machinery — 0.8%
AGCO Corp., 5.80%, 03/21/34(a)	4,860	4,988,624
Caterpillar Inc.
1.90%, 03/12/31(a)	3,353	2,895,844
2.60%, 04/09/30	5,249	4,776,412
Deere & Co.
3.10%, 04/15/30	4,697	4,363,444
7.13%, 03/03/31	535	613,646
8.10%, 05/15/30(a)	1,060	1,238,123
Flowserve Corp.
2.80%, 01/15/32	3,019	2,589,067
3.50%, 10/01/30(a)	3,549	3,283,362
IDEX Corp.
2.63%, 06/15/31	3,338	2,912,458
3.00%, 05/01/30	3,591	3,267,388
Ingersoll Rand Inc.
5.31%, 06/15/31	3,400	3,476,439
5.45%, 06/15/34(a)	5,080	5,205,357
5.70%, 08/14/33	6,310	6,580,648
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,808	3,189,314
2.00%, 06/17/31	3,848	3,287,992
2.45%, 01/09/30	3,171	2,871,096
3.90%, 06/07/32	3,161	2,998,905
4.35%, 09/15/32(a)	3,639	3,567,405
4.40%, 09/08/31(a)	6,970	6,863,574
4.70%, 06/10/30	6,385	6,441,151
4.90%, 03/07/31	5,065	5,135,990
5.10%, 04/11/34	6,680	6,841,698
5.15%, 09/08/33	4,475	4,602,490
Series 1, 5.05%, 06/12/34(a)	5,435	5,543,831
Nordson Corp., 5.80%, 09/15/33	3,125	3,296,155
nVent Finance SARL
2.75%, 11/15/31(a)	1,880	1,613,570
5.65%, 05/15/33	2,626	2,686,484
Oshkosh Corp., 3.10%, 03/01/30	2,360	2,166,709
Otis Worldwide Corp.
2.57%, 02/15/30	9,283	8,337,013
5.13%, 11/19/31	1,020	1,034,372
Rockwell Automation Inc., 1.75%, 08/15/31(a)	2,866	2,391,107
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34(a)	2,970	3,069,467
Xylem Inc./New York, 2.25%, 01/30/31(a)	4,568	3,941,412
		126,070,547
Manufacturing — 0.3%
3M Co., 3.05%, 04/15/30	4,076	3,776,497
Carlisle Companies Inc.
2.20%, 03/01/32	4,020	3,342,432
2.75%, 03/01/30	4,917	4,443,113
Eaton Corp.
4.00%, 11/02/32	3,960	3,782,360
4.15%, 03/15/33(a)	8,120	7,816,055
Parker-Hannifin Corp., 4.20%, 11/21/34	30	28,550
Pentair Finance SARL, 5.90%, 07/15/32(a)	2,485	2,627,888

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(a)(b)	$10,587	$9,187,252
Teledyne Technologies Inc., 2.75%, 04/01/31	6,665	5,893,215
Textron Inc.
2.45%, 03/15/31	2,998	2,591,050
3.00%, 06/01/30	4,743	4,305,476
6.10%, 11/15/33(a)	2,205	2,343,362
		50,137,250
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	6,466	5,223,503
2.80%, 04/01/31(a)	10,432	8,946,029
4.40%, 04/01/33	6,307	5,767,489
6.55%, 06/01/34	8,534	8,946,232
6.65%, 02/01/34	6,455	6,804,473
Comcast Corp.
1.50%, 02/15/31	11,150	9,228,396
1.95%, 01/15/31	10,130	8,609,581
2.65%, 02/01/30	9,575	8,677,934
3.40%, 04/01/30	9,908	9,313,896
4.20%, 08/15/34	1,980	1,864,060
4.25%, 10/15/30	9,946	9,714,473
4.25%, 01/15/33	10,447	9,975,080
4.65%, 02/15/33	7,145	7,053,842
4.80%, 05/15/33	6,313	6,276,484
5.30%, 06/01/34(a)	8,180	8,392,569
5.50%, 11/15/32(a)	6,409	6,696,581
7.05%, 03/15/33	4,668	5,330,056
Cox Communications Inc.
1.80%, 10/01/30(b)	3,482	2,904,799
2.60%, 06/15/31(b)	3,442	2,944,367
5.45%, 09/01/34(a)(b)	3,130	3,093,593
5.70%, 06/15/33(a)(b)	3,491	3,537,535
Discovery Communications LLC, 3.63%, 05/15/30	7,001	6,331,980
FactSet Research Systems Inc., 3.45%, 03/01/32	3,223	2,890,421
Fox Corp.
3.50%, 04/08/30	4,368	4,106,252
6.50%, 10/13/33	8,146	8,742,439
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,500	1,671,841
Paramount Global
4.20%, 05/19/32(a)	5,550	4,994,108
4.95%, 01/15/31	6,048	5,757,692
5.50%, 05/15/33	910	876,798
7.88%, 07/30/30(a)	5,135	5,652,944
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	5,490	6,303,701
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	3,449	3,929,909
Videotron Ltd., 5.70%, 01/15/35(b)	2,025	2,048,879
Walt Disney Co. (The)
2.65%, 01/13/31(a)	16,634	14,920,710
3.80%, 03/22/30(a)	8,180	7,929,354
6.55%, 03/15/33	2,810	3,148,120
		218,606,120
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.13%, 04/01/32(a)	2,255	2,130,983
Security	Par (000)	Value
Mining — 1.4%
Anglo American Capital PLC
2.63%, 09/10/30(b)	$6,394	$5,617,537
2.88%, 03/17/31(b)	3,559	3,143,546
5.50%, 05/02/33(a)(b)	5,715	5,812,239
5.63%, 04/01/30(b)	4,845	4,984,194
5.75%, 04/05/34(b)	6,360	6,550,473
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,980	4,526,070
Antofagasta PLC
2.38%, 10/14/30(a)(b)	3,285	2,783,043
5.63%, 05/13/32(b)	1,030	1,030,629
6.25%, 05/02/34(a)(b)	4,744	4,902,312
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33(a)	4,660	4,681,217
5.25%, 09/08/30(a)	6,510	6,695,391
5.25%, 09/08/33(a)	9,370	9,613,349
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)(b)	7,183	6,468,454
3.75%, 01/15/31(a)(b)	6,155	5,592,089
5.13%, 02/02/33(a)(b)	6,450	6,236,584
5.95%, 01/08/34(a)(b)	6,017	6,103,444
Freeport Indonesia PT, 5.32%, 04/14/32(b)	10,270	10,216,131
Freeport-McMoRan Inc.
4.25%, 03/01/30	3,113	3,015,236
4.63%, 08/01/30	4,495	4,388,499
5.40%, 11/14/34(a)	275	279,098
Glencore Funding LLC
2.50%, 09/01/30(a)(b)	6,785	5,959,062
2.63%, 09/23/31(a)(b)	4,920	4,240,372
2.85%, 04/27/31(b)	4,002	3,527,133
5.63%, 04/04/34(b)	7,280	7,472,887
5.70%, 05/08/33(a)(b)	3,138	3,244,476
6.38%, 10/06/30(a)(b)	5,000	5,330,666
6.50%, 10/06/33(b)	6,250	6,800,749
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)(b)	8,326	8,359,412
Kinross Gold Corp., 6.25%, 07/15/33	3,811	4,053,688
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(a)(b)	3,132	2,961,215
Newmont Corp.
2.25%, 10/01/30(a)	6,917	6,049,594
2.60%, 07/15/32(a)	5,441	4,702,046
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	4,907	4,559,428
5.35%, 03/15/34(a)	5,405	5,503,058
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,740	3,873,263
Northern Star Resources Ltd., 6.13%, 04/11/33(a)(b)	3,785	3,941,175
Rio Tinto Alcan Inc.
6.13%, 12/15/33	3,133	3,406,306
7.25%, 03/15/31	3,347	3,772,460
Rio Tinto Finance USA PLC, 5.00%, 03/09/33(a)	4,250	4,341,890
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	4,462	4,158,571
Vale Canada Ltd., 7.20%, 09/15/32	854	936,172
Yamana Gold Inc., 2.63%, 08/15/31	3,713	3,193,651
		203,026,809

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	$6,201	$5,555,349
5.55%, 08/22/34(a)	955	950,424
		6,505,773
Oil & Gas — 4.3%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	5,570	5,343,513
Aker BP ASA
3.10%, 07/15/31(a)(b)	6,634	5,843,694
3.75%, 01/15/30(b)	522	489,213
4.00%, 01/15/31(a)(b)	5,105	4,795,327
5.13%, 10/01/34(a)(b)	5,085	4,919,675
6.00%, 06/13/33(b)	6,689	6,901,119
Apache Corp., 4.25%, 01/15/30(a)	1,731	1,646,916
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	7,682	6,574,608
2.72%, 01/12/32	12,770	11,149,697
3.63%, 04/06/30(a)	8,689	8,279,365
4.81%, 02/13/33	13,890	13,743,860
4.89%, 09/11/33	9,763	9,682,381
4.99%, 04/10/34	7,050	7,052,715
5.23%, 11/17/34(a)	3,000	3,044,445
BP Capital Markets PLC
4.88%, (5-year CMT + 4.398%)(a)(c)(e)	12,391	11,994,828
6.45%, (5-year CMT + 2.153%)(a)(c)(e)	6,240	6,485,619
Burlington Resources LLC
7.20%, 08/15/31	2,998	3,403,061
7.40%, 12/01/31	1,254	1,445,806
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	3,588	3,232,479
6.45%, 06/30/33	1,450	1,552,259
7.20%, 01/15/32(a)	2,884	3,222,220
Cenovus Energy Inc., 2.65%, 01/15/32	3,595	3,057,571
Chevron Corp., 2.24%, 05/11/30	10,726	9,529,951
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	106,552
Conoco Funding Co., 7.25%, 10/15/31(a)	2,765	3,164,193
ConocoPhillips Co.
4.85%, 01/15/32	4,225	4,237,292
5.00%, 01/15/35	8,475	8,497,375
5.05%, 09/15/33(a)	6,775	6,884,178
5.90%, 10/15/32(a)	3,255	3,507,977
Continental Resources Inc./OK
2.88%, 04/01/32(a)(b)	5,725	4,810,590
5.75%, 01/15/31(b)	9,708	9,779,404
Coterra Energy Inc., 5.60%, 03/15/34	3,675	3,730,138
Devon Energy Corp.
4.50%, 01/15/30	185	181,020
5.20%, 09/15/34(a)	8,035	7,849,813
7.88%, 09/30/31(a)	3,760	4,325,294
7.95%, 04/15/32(a)	2,826	3,245,883
Diamondback Energy Inc.
3.13%, 03/24/31	5,603	5,035,095
3.50%, 12/01/29	18	16,904
5.15%, 01/30/30	3,720	3,764,566
5.40%, 04/18/34	8,515	8,600,421
6.25%, 03/15/33	7,363	7,829,018
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	2,140	1,848,618
5.95%, 07/30/34(b)	1,105	1,113,904
6.15%, 05/10/33(b)	4,730	4,799,540
Eni SpA, 5.50%, 05/15/34(b)	5,735	5,822,786
EOG Resources Inc., 4.38%, 04/15/30	4,825	4,756,876
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp.
3.63%, 05/15/31(a)(b)	$3,648	$3,323,389
5.75%, 02/01/34(a)	5,440	5,566,201
7.00%, 02/01/30(a)	3,384	3,654,312
Equinor ASA
2.38%, 05/22/30	3,401	3,051,612
3.13%, 04/06/30(a)	8,943	8,347,140
Expand Energy Corp.
4.75%, 02/01/32	5,570	5,300,655
5.70%, 01/15/35	1,505	1,524,524
Exxon Mobil Corp.
2.61%, 10/15/30	13,160	11,863,963
3.48%, 03/19/30	12,350	11,769,621
Helmerich & Payne Inc., 2.90%, 09/29/31(a)	4,060	3,469,700
Hess Corp.
7.13%, 03/15/33	4,005	4,547,380
7.30%, 08/15/31	4,824	5,479,828
HF Sinclair Corp., 4.50%, 10/01/30(a)	2,509	2,403,056
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	270	293,850
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	4,665	3,971,706
5.38%, 04/24/30(a)(b)	6,725	6,642,888
Marathon Oil Corp.
5.70%, 04/01/34(a)	4,210	4,497,798
6.80%, 03/15/32(a)	3,884	4,347,238
Occidental Petroleum Corp.
5.38%, 01/01/32	6,790	6,755,212
5.55%, 10/01/34(a)	4,940	4,912,046
6.13%, 01/01/31	7,770	8,057,011
6.63%, 09/01/30(a)	8,892	9,420,859
7.50%, 05/01/31	5,565	6,198,436
7.88%, 09/15/31	3,188	3,597,320
8.88%, 07/15/30	6,223	7,159,095
Ovintiv Inc.
6.25%, 07/15/33(a)	4,290	4,498,845
6.50%, 08/15/34(a)	1,430	1,519,599
7.20%, 11/01/31	2,515	2,755,077
7.38%, 11/01/31	3,370	3,741,121
8.13%, 09/15/30	2,380	2,706,292
Patterson-UTI Energy Inc., 7.15%, 10/01/33	2,975	3,188,022
Pertamina Persero PT
2.30%, 02/09/31(b)	6,030	5,133,675
3.10%, 01/21/30(a)(b)	3,585	3,258,172
3.10%, 08/27/30(a)(b)	5,835	5,269,469
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	10,575	9,046,182
3.50%, 04/21/30(a)(b)	16,854	15,845,777
Phillips 66
2.15%, 12/15/30(a)	6,444	5,536,538
4.65%, 11/15/34	2,255	2,164,590
Phillips 66 Co.
3.15%, 12/15/29	1,833	1,697,992
5.25%, 06/15/31(a)	7,465	7,600,245
5.30%, 06/30/33(a)	6,213	6,292,131
Pioneer Natural Resources Co.
1.90%, 08/15/30	6,344	5,470,149
2.15%, 01/15/31	5,309	4,590,785
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30(a)(b)	2,605	2,386,295
Qatar Energy, 2.25%, 07/12/31(b)	20,950	17,959,429

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Raizen Fuels Finance SA, 6.45%, 03/05/34(a)(b)	$8,300	$8,510,098
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	10,415	9,048,503
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	18,315	16,094,306
4.75%, 10/02/34(a)(b)	5,885	5,800,409
Santos Finance Ltd.
3.65%, 04/29/31(a)(b)	6,824	6,104,322
6.88%, 09/19/33(a)(b)	6,055	6,494,532
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	14,395	12,415,687
5.25%, 07/17/34(b)	9,945	10,023,307
Shell Finance U.S. Inc., 2.75%, 04/06/30	11,837	10,837,115
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	7,655	6,785,482
2.70%, 05/13/30(a)(b)	9,785	9,019,432
Suncor Energy Inc., 7.15%, 02/01/32(a)	3,690	4,110,330
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)(b)	3,998	3,441,726
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,698	2,331,964
Tosco Corp., 8.13%, 02/15/30(a)	2,642	3,080,106
TotalEnergies Capital International SA, 2.83%, 01/10/30	2,041	1,877,391
TotalEnergies Capital SA
4.72%, 09/10/34(a)	5,140	5,074,061
5.15%, 04/05/34	8,645	8,768,115
Valero Energy Corp.
2.80%, 12/01/31(a)	3,165	2,750,934
7.50%, 04/15/32	4,635	5,316,251
Var Energi ASA, 8.00%, 11/15/32(a)(b)	6,398	7,316,133
Woodside Finance Ltd., 5.10%, 09/12/34	7,305	7,148,022
		636,461,210
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30(a)	3,341	3,311,366
Halliburton Co., 2.92%, 03/01/30	6,375	5,818,522
Schlumberger Investment SA
2.65%, 06/26/30	7,105	6,417,428
4.85%, 05/15/33	2,705	2,701,308
5.00%, 06/01/34(a)	2,875	2,893,026
		21,141,650
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33(a)	3,120	3,227,293
Amcor Flexibles North America Inc.
2.63%, 06/19/30	3,498	3,110,909
2.69%, 05/25/31	5,028	4,397,751
AptarGroup Inc., 3.60%, 03/15/32	2,090	1,903,680
Berry Global Inc.
5.65%, 01/15/34(b)	5,410	5,537,984
5.80%, 06/15/31(b)	5,055	5,234,207
CCL Industries Inc., 3.05%, 06/01/30(a)(b)	3,978	3,617,339
Packaging Corp. of America
3.00%, 12/15/29	1,510	1,394,376
5.70%, 12/01/33(a)	2,840	2,972,342
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	6,836	6,976,707
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(b)	1,150	1,173,040
Security	Par (000)	Value
Packaging & Containers (continued)
Sonoco Products Co.
2.85%, 02/01/32(a)	$3,092	$2,684,650
3.13%, 05/01/30(a)	4,034	3,697,497
5.00%, 09/01/34	2,445	2,386,162
WestRock MWV LLC, 7.95%, 02/15/31(a)	2,290	2,634,660
WRKCo Inc.
3.00%, 06/15/33(a)	4,130	3,550,849
4.20%, 06/01/32	3,558	3,389,930
		57,889,376
Pharmaceuticals — 3.1%
AbbVie Inc.
4.95%, 03/15/31	12,545	12,699,659
5.05%, 03/15/34(a)	18,460	18,694,571
Astrazeneca Finance LLC
2.25%, 05/28/31	4,829	4,194,195
4.88%, 03/03/33(a)	3,210	3,243,439
4.90%, 03/03/30	3,980	4,039,550
4.90%, 02/26/31	6,385	6,478,238
5.00%, 02/26/34	8,775	8,871,155
AstraZeneca PLC, 1.38%, 08/06/30(a)	8,234	6,939,357
Bayer U.S. Finance II LLC, 4.20%, 07/15/34(a)(b)	605	536,225
Bayer U.S. Finance LLC
6.38%, 11/21/30(b)	8,120	8,458,919
6.50%, 11/21/33(a)(b)	10,890	11,350,912
Becton Dickinson & Co.
1.96%, 02/11/31	6,928	5,860,334
2.82%, 05/20/30	5,305	4,803,847
4.30%, 08/22/32	3,449	3,303,019
5.11%, 02/08/34(a)	3,409	3,428,857
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	8,122	6,821,472
2.95%, 03/15/32(a)	11,265	10,029,593
5.10%, 02/22/31	8,130	8,305,994
5.20%, 02/22/34(a)	15,411	15,776,276
5.75%, 02/01/31(a)	6,325	6,683,357
5.90%, 11/15/33(a)	6,395	6,867,431
Cardinal Health Inc.
5.35%, 11/15/34(a)	2,125	2,146,101
5.45%, 02/15/34(a)	2,270	2,309,471
Cencora Inc.
2.70%, 03/15/31	6,904	6,074,555
2.80%, 05/15/30	3,765	3,398,498
5.13%, 02/15/34(a)	3,030	3,035,206
CVS Health Corp.
1.75%, 08/21/30	7,701	6,414,622
1.88%, 02/28/31	7,966	6,549,740
2.13%, 09/15/31	6,444	5,291,603
3.75%, 04/01/30	9,192	8,598,221
5.13%, 02/21/30	9,105	9,109,612
5.25%, 01/30/31(a)	4,901	4,912,907
5.25%, 02/21/33	10,611	10,530,485
5.30%, 06/01/33	7,671	7,612,361
5.55%, 06/01/31(a)	6,475	6,580,161
5.70%, 06/01/34(a)	7,865	8,020,684
Eli Lilly & Co.
4.60%, 08/14/34	6,565	6,473,822
4.70%, 02/27/33	6,348	6,361,152
4.70%, 02/09/34	9,380	9,293,996
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34(a)	1,500	1,566,506

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
1.30%, 09/01/30(a)	$11,579	$9,836,101
4.38%, 12/05/33(a)	2,065	2,057,885
4.90%, 06/01/31(a)	8,120	8,310,199
4.95%, 05/15/33(a)	1,785	1,860,757
4.95%, 06/01/34(a)	5,815	5,972,732
McKesson Corp., 5.10%, 07/15/33	4,076	4,153,466
Merck & Co. Inc.
1.45%, 06/24/30(a)	8,167	6,931,894
2.15%, 12/10/31	12,899	11,019,995
4.30%, 05/17/30(a)	4,870	4,832,879
4.50%, 05/17/33(a)	9,548	9,420,204
6.50%, 12/01/33(a)	860	976,649
Novartis Capital Corp.
2.20%, 08/14/30	9,747	8,630,931
4.00%, 09/18/31(a)	4,790	4,634,011
4.20%, 09/18/34	5,200	4,971,961
Pfizer Inc.
1.70%, 05/28/30(a)	6,542	5,637,114
1.75%, 08/18/31(a)	6,694	5,593,643
2.63%, 04/01/30	7,571	6,877,165
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30	18,035	18,035,761
4.75%, 05/19/33	30,338	30,019,302
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	15,569	13,582,131
5.30%, 07/05/34(a)	7,000	7,101,790
Viatris Inc., 2.70%, 06/22/30	9,238	8,105,219
Wyeth LLC, 6.50%, 02/01/34(a)	4,855	5,417,917
Zoetis Inc.
2.00%, 05/15/30	5,115	4,445,254
5.60%, 11/16/32	4,878	5,105,966
		465,197,029
Pipelines — 3.6%
Boardwalk Pipelines LP
3.40%, 02/15/31	3,732	3,393,856
3.60%, 09/01/32	3,767	3,366,361
5.63%, 08/01/34	2,500	2,547,005
Cameron LNG LLC, 2.90%, 07/15/31(b)	5,772	5,110,098
Cheniere Energy Inc., 5.65%, 04/15/34(a)	9,755	9,988,882
Cheniere Energy Partners LP
3.25%, 01/31/32	7,862	6,921,080
4.00%, 03/01/31	10,215	9,593,332
5.75%, 08/15/34(b)	7,380	7,533,932
5.95%, 06/30/33	9,517	9,875,694
Colonial Enterprises Inc., 3.25%, 05/15/30(a)(b)	4,043	3,698,477
Colonial Pipeline Co., 7.63%, 04/15/32(b)	1,245	1,433,635
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(b)	2,164	2,137,046
5.68%, 01/15/34(b)	3,415	3,455,770
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30(a)(b)	4,240	4,415,371
6.04%, 11/15/33(b)	9,430	9,939,764
DCP Midstream Operating LP
3.25%, 02/15/32	3,150	2,755,474
8.13%, 08/16/30	2,355	2,703,330
DT Midstream Inc., 4.30%, 04/15/32(b)	4,055	3,765,014
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(a)(b)	2,004	1,776,972
8.38%, 06/15/32	1,590	1,907,157
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
2.50%, 08/01/33	$7,023	$5,783,154
5.63%, 04/05/34	8,015	8,257,472
5.70%, 03/08/33(a)	14,330	14,865,562
6.20%, 11/15/30	4,950	5,281,132
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)(c)	4,075	4,231,097
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	30	31,189
7.63%, 01/15/83, (5-year CMT + 4.418%)(c)	3,460	3,647,954
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(c)	6,970	7,762,064
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(c)	5,858	5,691,712
Energy Transfer LP
3.75%, 05/15/30	9,581	9,040,395
5.55%, 05/15/34(a)	4,595	4,666,873
5.60%, 09/01/34(a)	8,117	8,277,398
5.75%, 02/15/33(a)	9,367	9,617,352
6.40%, 12/01/30	6,477	6,916,001
6.55%, 12/01/33	9,490	10,278,856
7.38%, 02/01/31(a)(b)	5,075	5,344,554
EnLink Midstream LLC
5.65%, 09/01/34(a)	3,760	3,823,758
6.50%, 09/01/30(b)	3,760	3,996,656
Enterprise Products Operating LLC
2.80%, 01/31/30	6,978	6,388,299
4.85%, 01/31/34(a)	6,698	6,656,446
5.35%, 01/31/33	6,598	6,804,470
Series D, 6.88%, 03/01/33	3,540	3,996,328
Series H, 6.65%, 10/15/34	440	492,198
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	5,295	4,608,407
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(a)(b)	4,392	3,653,381
2.55%, 07/01/30(a)(b)	3,654	3,219,741
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	2,656	2,309,284
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	1,825	2,085,705
7.40%, 03/15/31(a)	2,417	2,708,098
7.75%, 03/15/32	2,035	2,330,089
Kinder Morgan Inc.
2.00%, 02/15/31	5,316	4,528,089
4.80%, 02/01/33	5,288	5,140,168
5.20%, 06/01/33	9,772	9,767,665
5.40%, 02/01/34(a)	6,610	6,693,005
7.75%, 01/15/32(a)	6,229	7,227,380
7.80%, 08/01/31(a)	3,563	4,099,086
MPLX LP
2.65%, 08/15/30	9,424	8,358,945
4.95%, 09/01/32	6,390	6,304,133
5.00%, 03/01/33	7,475	7,341,874
5.50%, 06/01/34(a)	9,890	10,003,842
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5,225	4,579,009
ONEOK Inc.
3.10%, 03/15/30	4,904	4,492,315
3.25%, 06/01/30	3,403	3,134,877
4.75%, 10/15/31(a)	1,635	1,612,190
5.05%, 11/01/34	9,975	9,831,594
5.80%, 11/01/30	3,173	3,309,224
6.05%, 09/01/33	9,797	10,319,804

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32	$5,130	$5,428,628
6.35%, 01/15/31(a)	3,769	4,035,800
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	317	336,629
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	808	759,869
3.80%, 09/15/30	5,147	4,847,362
5.70%, 09/15/34(a)	3,820	3,920,040
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	12,348	12,117,203
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(a)(b)	3,017	2,559,971
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(a)(b)	7,690	7,688,339
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	762	875,772
Targa Resources Corp.
4.20%, 02/01/33	5,130	4,782,213
6.13%, 03/15/33	5,808	6,128,350
6.50%, 03/30/34(a)	6,583	7,153,705
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,770	6,270,077
4.88%, 02/01/31	6,850	6,708,937
5.50%, 03/01/30	6,067	6,129,672
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	6,434	5,825,988
Texas Eastern Transmission LP, 7.00%, 07/15/32	3,353	3,745,679
TransCanada PipeLines Ltd.
2.50%, 10/12/31	15	13,086
4.10%, 04/15/30	7,986	7,682,965
4.63%, 03/01/34	8,675	8,301,114
5.60%, 03/31/34(a)	2,235	2,283,605
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.986%)(a)(c)	4,741	4,542,377
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	4,739	4,375,846
Western Midstream Operating LP
4.05%, 02/01/30	3,991	3,789,962
5.45%, 11/15/34(a)	4,960	4,919,357
6.15%, 04/01/33	5,288	5,495,998
Whistler Pipeline LLC
5.70%, 09/30/31(b)	1,360	1,384,756
5.95%, 09/30/34(b)	4,575	4,695,783
Williams Companies Inc. (The)
2.60%, 03/15/31	9,764	8,523,509
3.50%, 11/15/30	6,515	6,067,697
4.65%, 08/15/32	6,672	6,493,133
5.15%, 03/15/34	7,360	7,344,010
5.65%, 03/15/33(a)	4,963	5,120,951
7.75%, 06/15/31(a)	1,477	1,689,785
8.75%, 03/15/32(a)	3,176	3,850,288
Series A, 7.50%, 01/15/31	2,402	2,697,040
		544,412,571
Private Equity — 0.0%
Apollo Management Holdings LP, 2.65%, 06/05/30(a)(b)	4,718	4,204,461
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33(a)	60	67,648
Security	Par (000)	Value
Real Estate (continued)
CBRE Services Inc.
2.50%, 04/01/31(a)	$3,283	$2,848,966
5.95%, 08/15/34(a)	5,070	5,345,757
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(a)(b)	2,475	2,160,975
CoStar Group Inc., 2.80%, 07/15/30(b)	6,607	5,826,530
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(b)	310	265,293
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(a)(b)	6,005	5,085,589
		21,600,758
Real Estate Investment Trusts — 4.6%
Agree LP
2.60%, 06/15/33	1,320	1,086,576
2.90%, 10/01/30(a)	2,025	1,807,630
4.80%, 10/01/32(a)	1,535	1,498,047
5.63%, 06/15/34(a)	2,715	2,784,773
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	5,764	4,533,261
2.00%, 05/18/32	8,790	7,158,146
2.75%, 12/15/29(a)	344	311,377
2.95%, 03/15/34	5,015	4,231,011
3.38%, 08/15/31	4,285	3,907,678
4.70%, 07/01/30	3,080	3,045,314
4.90%, 12/15/30(a)	4,308	4,310,915
American Assets Trust LP
3.38%, 02/01/31	3,740	3,304,899
6.15%, 10/01/34	490	497,113
American Homes 4 Rent LP
2.38%, 07/15/31	2,298	1,950,212
3.63%, 04/15/32	3,621	3,294,140
5.50%, 02/01/34(a)	3,635	3,699,209
5.50%, 07/15/34(a)	3,010	3,052,489
American Tower Corp.
1.88%, 10/15/30	5,282	4,474,235
2.10%, 06/15/30	5,434	4,711,237
2.30%, 09/15/31	4,786	4,060,778
2.70%, 04/15/31	4,998	4,390,154
2.90%, 01/15/30(a)	4,229	3,857,748
4.05%, 03/15/32(a)	4,114	3,888,014
5.40%, 01/31/35(a)	2,900	2,943,542
5.45%, 02/15/34(a)	4,155	4,244,191
5.55%, 07/15/33	5,397	5,541,910
5.65%, 03/15/33	5,121	5,293,649
5.90%, 11/15/33	4,825	5,076,503
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	1,635	1,611,785
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	6,205	5,248,228
2.30%, 03/01/30	4,623	4,109,690
2.45%, 01/15/31	3,671	3,226,595
5.00%, 02/15/33(a)	1,840	1,856,032
5.30%, 12/07/33(a)	2,415	2,473,542
5.35%, 06/01/34(a)	1,280	1,317,379
Boston Properties LP
2.45%, 10/01/33(a)	5,820	4,573,583
2.55%, 04/01/32	6,525	5,369,892
2.90%, 03/15/30(a)	4,521	4,033,648
3.25%, 01/30/31(a)	7,993	7,099,550
6.50%, 01/15/34(a)	5,350	5,719,208
Brixmor Operating Partnership LP
2.50%, 08/16/31	2,865	2,447,833

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.05%, 07/01/30(a)	$5,670	$5,406,115
5.50%, 02/15/34	2,585	2,621,241
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,157	1,811,656
Camden Property Trust
2.80%, 05/15/30	4,912	4,458,367
4.90%, 01/15/34(a)	2,425	2,411,181
COPT Defense Properties LP
2.75%, 04/15/31	3,691	3,176,094
2.90%, 12/01/33	1,380	1,127,904
Cousins Properties LP, 5.88%, 10/01/34(a)	755	770,477
Crown Castle Inc.
2.10%, 04/01/31	6,596	5,544,077
2.25%, 01/15/31	6,990	5,946,295
2.50%, 07/15/31	4,858	4,166,479
3.30%, 07/01/30	5,423	4,972,837
5.10%, 05/01/33	5,076	5,061,376
5.20%, 09/01/34(a)	3,884	3,859,791
5.80%, 03/01/34	5,247	5,452,344
CubeSmart LP
2.00%, 02/15/31	1,525	1,287,910
2.50%, 02/15/32	2,895	2,466,692
3.00%, 02/15/30(a)	2,491	2,262,689
DOC DR LLC, 2.63%, 11/01/31	3,090	2,665,632
EPR Properties, 3.60%, 11/15/31	1,835	1,619,943
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	3,660	3,749,970
Equinix Inc.
2.15%, 07/15/30	7,154	6,231,083
2.50%, 05/15/31	7,433	6,458,059
3.90%, 04/15/32	11,238	10,548,308
ERP Operating LP
1.85%, 08/01/31(a)	4,437	3,735,494
2.50%, 02/15/30	4,002	3,596,797
4.65%, 09/15/34(a)	1,830	1,778,844
Essential Properties LP, 2.95%, 07/15/31	2,504	2,158,535
Essex Portfolio LP
1.65%, 01/15/31(a)	1,845	1,524,144
2.55%, 06/15/31	1,817	1,570,805
2.65%, 03/15/32	3,995	3,425,426
3.00%, 01/15/30(a)	2,724	2,492,957
5.50%, 04/01/34	2,400	2,451,031
Extra Space Storage LP
2.20%, 10/15/30	2,596	2,241,511
2.35%, 03/15/32(a)	3,565	2,969,458
2.40%, 10/15/31	3,669	3,112,441
2.55%, 06/01/31	2,640	2,284,220
5.35%, 01/15/35	1,605	1,614,285
5.40%, 02/01/34	3,580	3,622,162
5.50%, 07/01/30	3,270	3,362,219
5.90%, 01/15/31(a)	3,620	3,791,272
Federal Realty OP LP, 3.50%, 06/01/30(a)	2,609	2,422,009
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	4,946	4,319,491
4.00%, 01/15/30(a)	3,543	3,327,726
4.00%, 01/15/31	4,319	3,981,655
5.63%, 09/15/34(a)	3,010	3,027,779
6.75%, 12/01/33	2,155	2,320,962
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	390	376,924
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	2,540	2,514,888
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	$1,070	$939,979
Healthcare Realty Holdings LP
2.00%, 03/15/31	4,567	3,790,012
2.05%, 03/15/31(a)	2,110	1,741,525
2.40%, 03/15/30	2,480	2,127,592
3.10%, 02/15/30(a)	3,988	3,614,415
Healthpeak OP LLC
2.88%, 01/15/31	3,618	3,242,951
3.00%, 01/15/30	3,252	2,982,834
5.25%, 12/15/32	4,279	4,340,423
Highwoods Realty LP
2.60%, 02/01/31(a)	2,030	1,714,492
3.05%, 02/15/30	2,453	2,189,073
7.65%, 02/01/34	255	288,865
Host Hotels & Resorts LP
5.70%, 07/01/34(a)	3,025	3,071,441
Series I, 3.50%, 09/15/30	7,535	6,881,434
Series J, 2.90%, 12/15/31	3,000	2,596,014
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	3,989	3,299,266
2.70%, 01/15/34(a)	2,295	1,882,392
4.15%, 04/15/32(a)	3,575	3,347,163
4.88%, 02/01/35	655	637,294
5.45%, 08/15/30(a)	3,040	3,122,054
5.50%, 08/15/33	2,058	2,088,780
Kilroy Realty LP
2.50%, 11/15/32	3,785	2,998,763
2.65%, 11/15/33	2,600	2,044,473
3.05%, 02/15/30	3,131	2,772,158
Kimco Realty OP LLC
2.25%, 12/01/31(a)	2,852	2,413,064
2.70%, 10/01/30	4,907	4,405,418
3.20%, 04/01/32	3,450	3,095,021
4.60%, 02/01/33(a)	3,620	3,523,870
6.40%, 03/01/34(a)	2,863	3,132,172
Kite Realty Group LP
4.95%, 12/15/31(a)	1,405	1,392,127
5.50%, 03/01/34	2,050	2,081,561
Kite Realty Group Trust, 4.75%, 09/15/30(a)	2,410	2,386,737
LXP Industrial Trust
2.38%, 10/01/31	2,260	1,864,119
2.70%, 09/15/30	2,576	2,248,341
Mid-America Apartments LP
1.70%, 02/15/31(a)	2,702	2,265,522
2.75%, 03/15/30	2,173	1,971,517
5.00%, 03/15/34(a)	2,005	2,011,470
5.30%, 02/15/32(a)	2,440	2,503,227
National Health Investors Inc., 3.00%, 02/01/31	2,878	2,479,010
NNN REIT Inc.
2.50%, 04/15/30	2,792	2,471,730
5.50%, 06/15/34(a)	3,055	3,121,896
5.60%, 10/15/33(a)	2,820	2,906,005
Omega Healthcare Investors Inc.
3.25%, 04/15/33	3,852	3,309,207
3.38%, 02/01/31	4,205	3,786,880
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	1,950	1,663,624
4.95%, 01/15/35(a)	850	821,454
5.75%, 07/15/34(a)	2,130	2,188,554

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	$1,355	$1,088,384
3.15%, 08/15/30	2,764	2,389,810
Prologis LP
1.25%, 10/15/30(a)	6,855	5,678,288
1.63%, 03/15/31	2,055	1,707,591
1.75%, 07/01/30	2,486	2,126,488
1.75%, 02/01/31	5,094	4,301,987
2.25%, 04/15/30	6,237	5,519,052
2.25%, 01/15/32	4,106	3,495,183
4.63%, 01/15/33	4,940	4,886,484
4.75%, 06/15/33(a)	4,240	4,204,561
5.00%, 03/15/34	5,320	5,332,506
5.00%, 01/31/35	1,500	1,500,035
5.13%, 01/15/34(a)	4,400	4,450,609
Prologis Targeted U.S. Logistics Fund LP
5.25%, 01/15/35(a)(b)	505	506,876
5.50%, 04/01/34(a)(b)	2,890	2,953,403
Public Storage Operating Co.
2.25%, 11/09/31	3,365	2,872,666
2.30%, 05/01/31(a)	4,073	3,549,755
5.10%, 08/01/33(a)	4,140	4,208,039
Rayonier LP, 2.75%, 05/17/31	3,348	2,896,915
Realty Income Corp.
1.80%, 03/15/33	2,570	2,010,793
2.70%, 02/15/32(a)	2,216	1,913,987
2.85%, 12/15/32(a)	4,130	3,559,996
3.10%, 12/15/29	1,247	1,157,724
3.20%, 02/15/31(a)	2,731	2,496,539
3.25%, 01/15/31	6,067	5,558,113
3.40%, 01/15/30(a)	771	722,906
4.85%, 03/15/30(a)	3,695	3,711,522
4.90%, 07/15/33(a)	3,700	3,657,936
5.13%, 02/15/34(a)	4,840	4,865,633
5.63%, 10/13/32(a)	4,435	4,627,776
Regency Centers LP
3.70%, 06/15/30(a)	4,258	4,034,973
5.10%, 01/15/35	925	922,400
5.25%, 01/15/34	2,375	2,409,591
Rexford Industrial Realty LP
2.13%, 12/01/30	2,583	2,186,634
2.15%, 09/01/31	4,965	4,114,656
Sabra Health Care LP, 3.20%, 12/01/31	4,633	4,055,876
Safehold GL Holdings LLC
2.80%, 06/15/31	2,602	2,243,543
2.85%, 01/15/32(a)	2,040	1,742,568
5.65%, 01/15/35	1,750	1,753,615
6.10%, 04/01/34(a)	1,785	1,854,105
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30(a)(b)	5,152	5,016,436
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(b)(c)	605	593,158
Simon Property Group LP
2.20%, 02/01/31(a)	4,191	3,618,990
2.25%, 01/15/32	4,193	3,560,024
2.65%, 07/15/30	4,867	4,364,935
2.65%, 02/01/32(a)	4,240	3,673,735
4.75%, 09/26/34	3,071	2,986,794
5.50%, 03/08/33	3,925	4,064,094
6.25%, 01/15/34(a)	2,895	3,134,618
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Store Capital LLC
2.70%, 12/01/31	$2,213	$1,846,700
2.75%, 11/18/30(a)	2,149	1,862,646
Sun Communities Operating LP
2.70%, 07/15/31	4,949	4,240,794
4.20%, 04/15/32	3,495	3,251,194
5.70%, 01/15/33	1,723	1,753,129
Tanger Properties LP, 2.75%, 09/01/31	2,393	2,041,502
Trust Fibra Uno
4.87%, 01/15/30(a)(b)	3,970	3,582,000
7.38%, 02/13/34(b)	4,515	4,516,090
UDR Inc.
1.90%, 03/15/33(a)	1,620	1,276,035
2.10%, 08/01/32	1,775	1,445,186
2.10%, 06/15/33	1,660	1,311,795
3.00%, 08/15/31(a)	3,907	3,495,144
3.20%, 01/15/30	162	149,978
5.13%, 09/01/34	1,620	1,609,357
Ventas Realty LP
2.50%, 09/01/31(a)	3,037	2,614,370
3.00%, 01/15/30	1,709	1,561,666
4.75%, 11/15/30(a)	3,042	3,020,610
5.00%, 01/15/35	1,625	1,588,529
5.63%, 07/01/34(a)	3,145	3,240,859
VICI Properties LP
4.95%, 02/15/30(a)	6,006	5,938,422
5.13%, 05/15/32(a)	9,023	8,914,076
5.75%, 04/01/34(a)	3,325	3,394,788
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30(b)	6,460	6,044,077
4.63%, 12/01/29(b)	1,186	1,146,044
Welltower OP LLC
2.75%, 01/15/31	3,867	3,431,869
2.75%, 01/15/32	3,215	2,796,200
2.80%, 06/01/31	4,418	3,911,865
3.10%, 01/15/30	476	438,359
3.85%, 06/15/32(a)	4,100	3,830,169
Weyerhaeuser Co.
3.38%, 03/09/33(a)	3,100	2,763,597
4.00%, 04/15/30	5,598	5,389,798
6.88%, 12/15/33(a)	335	373,355
7.38%, 03/15/32(a)	4,400	5,000,419
WP Carey Inc.
2.25%, 04/01/33	802	647,840
2.40%, 02/01/31	3,104	2,677,930
2.45%, 02/01/32(a)	3,556	2,982,170
5.38%, 06/30/34(a)	2,520	2,542,329
		690,810,383
Retail — 2.3%
7-Eleven Inc., 1.80%, 02/10/31(a)(b)	11,401	9,343,822
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	415	377,835
5.27%, 02/12/34(b)	5,150	5,161,110
AutoNation Inc.
2.40%, 08/01/31	2,942	2,454,877
3.85%, 03/01/32	4,281	3,894,989
4.75%, 06/01/30	4,092	4,015,670
AutoZone Inc.
1.65%, 01/15/31(a)	3,813	3,177,866
4.00%, 04/15/30(a)	5,080	4,894,254
4.75%, 08/01/32(a)	4,755	4,686,948

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.75%, 02/01/33(a)	$3,590	$3,510,995
5.20%, 08/01/33	1,955	1,965,896
5.40%, 07/15/34(a)	4,415	4,477,811
6.55%, 11/01/33(a)	2,950	3,232,379
Best Buy Co. Inc., 1.95%, 10/01/30	4,422	3,778,493
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	3,135	3,082,026
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	6,128	6,350,843
Costco Wholesale Corp.
1.60%, 04/20/30	11,179	9,638,025
1.75%, 04/20/32	6,599	5,461,972
Darden Restaurants Inc., 6.30%, 10/10/33(a)	3,410	3,624,318
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	4,849	4,297,145
Dollar General Corp.
3.50%, 04/03/30(a)	6,486	5,991,312
5.00%, 11/01/32(a)	4,237	4,118,826
5.45%, 07/05/33(a)	6,015	6,008,662
Dollar Tree Inc., 2.65%, 12/01/31(a)	5,056	4,300,639
Ferguson Enterprises Inc., 5.00%, 10/03/34	570	558,522
Genuine Parts Co.
1.88%, 11/01/30	4,104	3,445,920
2.75%, 02/01/32	3,233	2,776,232
6.88%, 11/01/33(a)	2,683	3,001,743
Home Depot Inc. (The)
1.38%, 03/15/31	7,747	6,379,003
1.88%, 09/15/31	6,252	5,256,449
2.70%, 04/15/30(a)	9,524	8,673,223
3.25%, 04/15/32	7,751	7,052,165
4.50%, 09/15/32	7,562	7,509,037
4.85%, 06/25/31(a)	7,015	7,095,289
4.95%, 06/25/34(a)	9,184	9,274,462
Lowe's Companies Inc.
1.70%, 10/15/30	7,978	6,750,471
2.63%, 04/01/31(a)	9,337	8,235,456
3.75%, 04/01/32	8,952	8,347,314
4.50%, 04/15/30	7,731	7,655,961
5.00%, 04/15/33(a)	7,732	7,778,397
5.15%, 07/01/33(a)	6,431	6,540,158
McDonald's Corp.
2.13%, 03/01/30(a)	4,782	4,216,183
3.60%, 07/01/30	6,414	6,086,689
4.60%, 09/09/32	4,731	4,701,474
4.95%, 08/14/33(a)	4,068	4,123,634
5.20%, 05/17/34	2,680	2,767,632
O'Reilly Automotive Inc.
1.75%, 03/15/31	3,313	2,754,991
4.20%, 04/01/30	3,615	3,517,263
4.70%, 06/15/32	5,445	5,344,964
5.00%, 08/19/34(a)	3,320	3,282,599
Ross Stores Inc., 1.88%, 04/15/31	3,189	2,670,453
Starbucks Corp.
2.25%, 03/12/30(a)	4,955	4,393,854
2.55%, 11/15/30(a)	7,969	7,074,581
3.00%, 02/14/32(a)	6,212	5,534,246
4.80%, 02/15/33(a)	3,468	3,466,227
4.90%, 02/15/31(a)	3,270	3,314,937
5.00%, 02/15/34	3,375	3,382,003
Target Corp.
2.35%, 02/15/30	4,926	4,421,930
2.65%, 09/15/30(a)	3,894	3,511,947
Security	Par (000)	Value
Retail (continued)
4.40%, 01/15/33(a)	$3,433	$3,347,922
4.50%, 09/15/32(a)	6,228	6,127,878
4.50%, 09/15/34(a)	4,045	3,932,186
6.35%, 11/01/32(a)	870	963,864
TJX Companies Inc. (The)
1.60%, 05/15/31(a)	3,727	3,100,654
3.88%, 04/15/30	3,663	3,538,537
Tractor Supply Co.
1.75%, 11/01/30(a)	4,699	3,965,201
5.25%, 05/15/33	4,895	4,963,247
Walmart Inc.
4.00%, 04/15/30(a)	3,276	3,245,202
4.10%, 04/15/33(a)	9,445	9,204,441
4.15%, 09/09/32(a)	8,030	7,906,508
7.55%, 02/15/30(a)	3,035	3,508,525
		342,546,287
Semiconductors — 2.6%
Advanced Micro Devices Inc., 3.92%, 06/01/32(a)	3,296	3,117,491
Analog Devices Inc.
2.10%, 10/01/31	6,562	5,598,829
4.25%, 10/01/32	200	194,710
5.05%, 04/01/34	3,590	3,650,525
Applied Materials Inc., 1.75%, 06/01/30	4,883	4,215,481
Broadcom Inc.
2.45%, 02/15/31(b)	16,559	14,442,752
2.60%, 02/15/33(b)	10,470	8,771,521
3.42%, 04/15/33(b)	13,777	12,250,199
3.47%, 04/15/34(a)(b)	19,685	17,362,772
4.15%, 11/15/30	11,491	11,110,318
4.15%, 04/15/32(b)	7,492	7,110,116
4.30%, 11/15/32(a)	12,314	11,813,314
4.35%, 02/15/30(a)	6,200	6,077,769
4.80%, 10/15/34	10,070	9,849,452
5.00%, 04/15/30	3,911	3,953,097
5.15%, 11/15/31	9,320	9,466,175
Series ., 4.55%, 02/15/32	5,490	5,373,311
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	6,910	6,940,882
6.15%, 01/25/32(a)(b)	6,240	6,393,999
Intel Corp.
2.00%, 08/12/31	8,088	6,699,413
3.90%, 03/25/30	9,160	8,716,617
4.00%, 12/15/32(a)	4,621	4,286,222
4.15%, 08/05/32	7,580	7,129,942
5.00%, 02/21/31	3,670	3,682,185
5.13%, 02/10/30	7,608	7,699,486
5.15%, 02/21/34(a)	6,121	6,093,143
5.20%, 02/10/33(a)	13,755	13,755,392
KLA Corp.
4.65%, 07/15/32(a)	6,162	6,150,370
4.70%, 02/01/34(a)	2,495	2,475,041
5.65%, 11/01/34(a)	5	5,314
Lam Research Corp., 1.90%, 06/15/30	5,278	4,573,586
Marvell Technology Inc.
2.95%, 04/15/31	5,135	4,570,612
5.95%, 09/15/33(a)	3,135	3,304,831
Micron Technology Inc.
2.70%, 04/15/32	9,997	8,545,467
4.66%, 02/15/30	5,250	5,185,674
5.30%, 01/15/31	7,660	7,764,752

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.88%, 02/09/33	$4,710	$4,922,444
5.88%, 09/15/33	5,432	5,681,695
NVIDIA Corp.
2.00%, 06/15/31(a)	7,987	6,903,216
2.85%, 04/01/30	9,253	8,564,857
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	6,627	5,727,955
2.65%, 02/15/32	6,313	5,403,671
3.40%, 05/01/30	6,271	5,809,987
5.00%, 01/15/33	6,203	6,152,922
Qorvo Inc., 3.38%, 04/01/31(a)(b)	5,075	4,386,279
Qualcomm Inc.
1.65%, 05/20/32	7,687	6,222,831
2.15%, 05/20/30(a)	7,882	6,955,230
4.25%, 05/20/32	3,280	3,187,608
5.40%, 05/20/33(a)	4,335	4,536,204
SK Hynix Inc.
2.38%, 01/19/31(a)(b)	6,643	5,690,726
6.50%, 01/17/33(a)(b)	5,460	5,923,640
Skyworks Solutions Inc., 3.00%, 06/01/31	3,589	3,124,091
Texas Instruments Inc.
1.75%, 05/04/30	4,978	4,313,873
1.90%, 09/15/31	2,755	2,350,544
3.65%, 08/16/32	2,635	2,468,592
4.85%, 02/08/34	3,145	3,178,854
4.90%, 03/14/33(a)	5,190	5,281,140
TSMC Arizona Corp.
2.50%, 10/25/31	8,364	7,290,516
4.25%, 04/22/32(a)	5,960	5,846,836
TSMC Global Ltd.
1.38%, 09/28/30(a)(b)	8,183	6,825,008
2.25%, 04/23/31(a)(b)	9,495	8,232,191
4.63%, 07/22/32(a)(b)	2,500	2,510,456
Xilinx Inc., 2.38%, 06/01/30	4,949	4,417,695
		390,239,821
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
4.20%, 05/01/30	3,357	3,203,695
5.75%, 01/15/35	2,350	2,393,445
		5,597,140
Software — 1.8%
Adobe Inc.
2.30%, 02/01/30	6,789	6,103,874
4.95%, 04/04/34	4,180	4,256,078
AppLovin Corp.
5.38%, 12/01/31	2,020	2,040,183
5.50%, 12/01/34	3,570	3,609,733
Atlassian Corp., 5.50%, 05/15/34(a)	2,920	2,985,756
Autodesk Inc., 2.40%, 12/15/31(a)	6,512	5,587,657
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	6,922	6,013,917
Cadence Design Systems Inc., 4.70%, 09/10/34	2,515	2,469,336
Concentrix Corp., 6.85%, 08/02/33(a)	3,683	3,780,489
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	2,560	2,618,905
Electronic Arts Inc., 1.85%, 02/15/31	4,728	3,992,726
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	950	818,000
5.10%, 07/15/32(a)	4,878	4,929,514
Security	Par (000)	Value
Software (continued)
Fiserv Inc.
2.65%, 06/01/30	$6,544	$5,850,477
4.75%, 03/15/30(a)	3,750	3,737,392
5.15%, 08/12/34	4,290	4,296,721
5.35%, 03/15/31(a)	3,770	3,884,664
5.45%, 03/15/34	4,480	4,583,985
5.60%, 03/02/33	5,276	5,465,007
5.63%, 08/21/33	8,045	8,338,426
Intuit Inc.
1.65%, 07/15/30	3,553	3,038,210
5.20%, 09/15/33	7,656	7,838,557
Microsoft Corp., 1.35%, 09/15/30(a)	3,022	2,584,619
MSCI Inc.
3.25%, 08/15/33(a)(b)	3,697	3,181,415
3.63%, 09/01/30(b)	5,925	5,477,494
3.63%, 11/01/31(a)(b)	4,035	3,676,533
3.88%, 02/15/31(b)	6,260	5,791,473
Oracle Corp.
2.88%, 03/25/31	21,720	19,376,018
2.95%, 04/01/30(a)	19,708	18,009,051
3.25%, 05/15/30	3,269	3,031,566
4.30%, 07/08/34	10,872	10,256,150
4.65%, 05/06/30(a)	4,744	4,737,556
4.70%, 09/27/34	18,370	17,892,585
4.90%, 02/06/33	9,031	8,992,812
6.25%, 11/09/32(a)	13,665	14,798,100
Roper Technologies Inc.
1.75%, 02/15/31(a)	6,578	5,481,149
2.00%, 06/30/30	4,264	3,685,441
4.75%, 02/15/32(a)	3,160	3,130,121
4.90%, 10/15/34	6,245	6,131,484
Salesforce Inc., 1.95%, 07/15/31(a)	9,646	8,217,711
ServiceNow Inc., 1.40%, 09/01/30(a)	9,826	8,262,285
Take-Two Interactive Software Inc.
4.00%, 04/14/32	3,398	3,205,744
5.60%, 06/12/34	2,175	2,241,678
VMware LLC
2.20%, 08/15/31	10,109	8,502,606
4.70%, 05/15/30	4,914	4,857,508
Workday Inc., 3.80%, 04/01/32	8,190	7,585,867
		275,346,573
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30	6,901	6,244,131
4.70%, 07/21/32(a)	4,820	4,723,430
AT&T Inc.
2.25%, 02/01/32	15,674	13,206,350
2.55%, 12/01/33	24,395	20,103,811
2.75%, 06/01/31(a)	19,936	17,688,059
4.30%, 02/15/30	19,111	18,730,618
5.40%, 02/15/34(a)	18,469	18,986,558
6.15%, 09/15/34(a)	5	5,331
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	5,895	5,838,433
5.20%, 02/15/34(a)	4,450	4,442,761
Series US-5, 2.15%, 02/15/32(a)	4,019	3,325,704
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	2,105	1,896,803
British Telecommunications PLC, 9.63%, 12/15/30	18,568	22,844,635

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
4.95%, 02/26/31	$14,705	$14,973,727
5.05%, 02/26/34	15,400	15,702,843
Deutsche Telekom International Finance BV
8.75%, 06/15/30	22,277	26,256,670
9.25%, 06/01/32	3,325	4,214,800
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	1,145	954,988
Juniper Networks Inc., 2.00%, 12/10/30	2,994	2,518,706
Koninklijke KPN NV, 8.38%, 10/01/30(a)	4,152	4,871,234
Motorola Solutions Inc.
2.30%, 11/15/30	6,110	5,284,776
2.75%, 05/24/31	5,607	4,925,448
5.40%, 04/15/34	4,948	5,049,916
5.60%, 06/01/32	4,042	4,208,172
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	8,950	7,689,048
2.63%, 05/05/31(a)(b)	7,728	6,809,610
6.00%, 10/06/33(b)	5,815	6,246,280
NTT Finance Corp.
2.07%, 04/03/31(b)	6,579	5,604,168
5.14%, 07/02/31(b)	6,020	6,126,003
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	7,865	6,902,245
4.63%, 10/10/34(b)	850	825,598
Orange SA, 9.00%, 03/01/31	15,271	18,506,801
Rogers Communications Inc.
3.80%, 03/15/32	13,457	12,349,734
5.30%, 02/15/34	8,613	8,620,474
Sprint Capital Corp., 8.75%, 03/15/32	12,386	15,051,953
Telefonica Europe BV, 8.25%, 09/15/30(a)	8,481	9,803,574
TELUS Corp., 3.40%, 05/13/32	6,002	5,405,233
T-Mobile USA Inc.
2.25%, 11/15/31	6,468	5,470,204
2.55%, 02/15/31	15,924	13,919,463
2.70%, 03/15/32	6,694	5,781,620
2.88%, 02/15/31	6,520	5,783,992
3.50%, 04/15/31(a)	15,379	14,187,594
3.88%, 04/15/30	42,254	40,370,839
4.70%, 01/15/35(a)	5,800	5,624,615
5.05%, 07/15/33	15,750	15,797,527
5.15%, 04/15/34(a)	7,735	7,798,732
5.20%, 01/15/33	7,844	7,935,618
5.75%, 01/15/34	6,561	6,884,584
Verizon Communications Inc.
1.50%, 09/18/30(a)	7,422	6,227,823
1.68%, 10/30/30	7,469	6,274,688
1.75%, 01/20/31	14,325	11,983,301
2.36%, 03/15/32	28,050	23,669,896
2.55%, 03/21/31	23,142	20,234,693
3.15%, 03/22/30	9,521	8,811,044
4.40%, 11/01/34	6,925	6,596,484
4.50%, 08/10/33	12,776	12,346,060
5.05%, 05/09/33(a)	11,433	11,568,457
6.40%, 09/15/33	2,340	2,582,561
7.75%, 12/01/30(a)	3,604	4,159,786
Vodafone Group PLC
6.25%, 11/30/32(a)	3,185	3,472,066
7.88%, 02/15/30	5,497	6,296,185
Security	Par (000)	Value
Telecommunications (continued)
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	$4,875	$4,244,243
3.38%, 04/29/30(a)(b)	3,360	3,091,163
		598,051,863
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	3,375	3,473,461
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	5,848	6,155,976
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	1,910	2,234,848
Canadian National Railway Co.
3.85%, 08/05/32	5,245	4,964,316
4.38%, 09/18/34(a)	4,095	3,949,373
5.85%, 11/01/33(a)	1,905	2,047,966
6.25%, 08/01/34	420	466,212
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	3,560	3,127,252
2.45%, 12/02/31(a)	8,963	7,797,757
5.75%, 03/15/33	1,063	1,115,171
7.13%, 10/15/31(a)	2,332	2,640,946
CSX Corp.
2.40%, 02/15/30(a)	3,417	3,063,940
4.10%, 11/15/32	6,263	5,994,196
5.20%, 11/15/33(a)	4,075	4,189,240
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(a)(b)	3,575	3,324,445
FedEx Corp.
2.40%, 05/15/31(a)	6,888	5,978,842
4.25%, 05/15/30(a)	5,359	5,273,789
4.90%, 01/15/34(a)	2,299	2,305,893
Norfolk Southern Corp.
2.30%, 05/15/31(a)	3,751	3,263,963
3.00%, 03/15/32(a)	4,258	3,790,067
4.45%, 03/01/33	3,693	3,597,234
5.05%, 08/01/30(a)	4,465	4,553,456
5.55%, 03/15/34	3,022	3,150,244
7.25%, 02/15/31	590	665,166
Ryder System Inc., 6.60%, 12/01/33(a)	4,155	4,573,473
TTX Co.
5.05%, 11/15/34(b)	765	770,820
5.75%, 11/22/33(b)	2,035	2,157,866
Union Pacific Corp.
2.38%, 05/20/31(a)	7,033	6,168,423
2.40%, 02/05/30	2,524	2,269,370
2.80%, 02/14/32(a)	8,295	7,370,496
4.50%, 01/20/33(a)	6,100	6,019,021
United Parcel Service Inc.
4.45%, 04/01/30	5,355	5,344,292
4.88%, 03/03/33(a)	5,908	5,958,638
5.15%, 05/22/34(a)	5,845	5,981,181
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(f)	2,136	2,431,873
Walmart Inc., 1.80%, 09/22/31(a)	13,258	11,297,491
		143,993,236
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31(a)	1,917	1,587,056
3.50%, 06/01/32(a)	2,891	2,595,846
4.00%, 06/30/30	3,613	3,455,290
4.90%, 03/15/33(a)	2,317	2,270,232

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
5.45%, 09/15/33	$2,460	$2,529,345
6.05%, 03/15/34	3,231	3,440,443
6.90%, 05/01/34	2,660	2,990,006
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 06/15/30(a)(b)	3,805	4,047,399
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	5,675	5,768,439
5.70%, 07/25/33(b)	6,643	6,860,921
		35,544,977
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	4,065	3,505,452
2.80%, 05/01/30	3,955	3,588,970
4.45%, 06/01/32	5,250	5,140,745
5.15%, 03/01/34(a)	3,460	3,517,614
Essential Utilities Inc.
2.40%, 05/01/31(a)	3,388	2,931,219
2.70%, 04/15/30	2,914	2,619,738
5.38%, 01/15/34(a)	2,400	2,435,965
		23,739,703
Total Corporate Bonds & Notes — 98.2% (Cost: $15,102,552,128)		14,648,898,795
Foreign Government Obligations(g)
South Korea — 0.1%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	55	56,427
Korea Gas Corp., 2.00%, 07/13/31(b)	4,175	3,528,657
Korea Housing Finance Corp., 4.63%, 02/24/33(a)(b)	2,790	2,773,116
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,652,797
2.63%, 04/18/32(b)	3,270	2,823,479
		10,834,476
Total Foreign Government Obligations — 0.1% (Cost: $11,476,420)		10,834,476
Total Long-Term Investments — 98.3% (Cost: $15,114,028,548)		14,659,733,271
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(h)(i)(j)	1,469,672,986	$1,470,407,822
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(h)(i)	131,980,000	131,980,000
Total Short-Term Securities — 10.7% (Cost: $1,601,686,441)		1,602,387,822
Total Investments — 109.0% (Cost: $16,715,714,989)		16,262,121,093
Liabilities in Excess of Other Assets — (9.0)%		(1,340,954,164)
Net Assets — 100.0%		$14,921,166,929

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,731,797,820	$—	$(261,395,884)(a)	$(69,993)	$75,879	$1,470,407,822	1,469,672,986	$3,446,236 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	58,470,000	73,510,000 (a)	—	—	—	131,980,000	131,980,000	4,792,383	—
				$(69,993)	$75,879	$1,602,387,822		$8,238,619	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,648,898,795	$—	$14,648,898,795
Foreign Government Obligations	—	10,834,476	—	10,834,476
Short-Term Securities
Money Market Funds	1,602,387,822	—	—	1,602,387,822
	$1,602,387,822	$14,659,733,271	$—	$16,262,121,093

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax